[graphic of mountains]

                                             Semiannual Report December 31, 2001
--------------------------------------------------------------------------------

      Oppenheimer
      Main Street(R) Small Cap Fund

                                                  [logo] OppenheimerFunds(R)
                                                         The Right Way to Invest

REPORT HIGHLIGHTS

Fund Objectives

Oppenheimer Main Street(R) Small Cap Fund seeks capital appreciation to make your investment grow. It emphasizes investments in common stocks of companies having a small-market capitalization.

   CONTENTS

 1 Letter to
   Shareholders

 3 An Interview
   with Your Fund's
   Managers

 9 Financial
   Statements

56 Officers and
   Trustees

Cumulative Total Returns*
           For the 6-Month Period
           Ended 12/31/01

           Without             With
           Sales Chg.          Sales Chg
-----------------------------------------
Class A    0.45%               -5.33%
-----------------------------------------
Class B    0.12                -4.88
-----------------------------------------
Class C    0.05                -0.95
-----------------------------------------
Class N    0.32                -0.69
-----------------------------------------
Class Y    0.71
=========================================

Average Annual Total Returns*
           For the 1-Year Period
           Ended 12/31/01

           Without             With
           Sales Chg.          Sales Chg
-----------------------------------------
Class A    12.93%               6.44%
-----------------------------------------
Class B    12.17                7.17
-----------------------------------------
Class C    12.08               11.08
-----------------------------------------
Class N    11.22               10.22
-----------------------------------------
Class Y    13.31
=========================================

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 7 for further

LETTER TO SHAREHOLDERS

[photo of James C. Swain] [photo of John. V. Murphy]
James C. Swain
Chairman
Oppenheimer
Main Street
Small Cap Fund

John V. Murphy
Chairman, President and Chief
Executive Officer
OppenheimerFunds, Inc.

Dear Shareholder,

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on this unimaginable past year.
   For the first time in a decade, the U.S. economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to the slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and follows one of the longest growth periods in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimuli the government and the Federal Reserve Bank have provided, the markets have refocused on the importance of company fundamentals across all industries.
   A word of caution remains. As Alan Greenspan and the Federal Reserve observed--while the U.S. economy shows tentative signs of rebounding from its current recession, it still faces risks in the near term.
   The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared president George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."
   While the volatility of the economy may be beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring that your investments have a long-term purpose and address your goals. Diversifying your portfolio across many sectors of the market helps manage

                 1 | OPPENHEIMER MAIN STREET SMALL CAP FUND

LETTER TO SHAREHOLDERS

risk and provides the potential for rewards. You should also maintain an appropriate level of awareness about your funds.
   Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, www.oppenheimerfunds.com, for timely fund information.
   We look forward to 2002. It will be a year full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned management expertise and experience that should help pave the way for a brighter future. Our vision is clear and focused-we are well positioned for the future and hold a commitment to you, our shareholders, that we shall always keep your long-term interests in mind.
   In the face of adversity, we stood strong and proud. And despite the challenges, we have come together as never before with a greater sense of strength and resolve.
   We thank you for your continued support and confidence. The letters many of you sent to me concerning September 11 were a source of inspiration for all of us at OppenheimerFunds. We hope you can see the strength and spirit that has led, and continues to lead, OppenheimerFunds towards a bright future. We look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds, The Right Way to Invest.
   Best wishes for 2002(!)

Sincerely,

/s/ James C. Swain        /s/ John. V. Murphy

James C. Swain            John V. Murphy
January 23, 2002          January 23, 2002

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.

                 2 | OPPENHEIMER MAIN STREET SMALL CAP FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

[photo of Portfolio Management Team]

Portfolio Management
Team (l to r)
Mark Zavanelli
(Portfolio Manager)
Charles Albers
(Portfolio Manager)
Nikolaos Monoyios
Alex Zhou

Q. How did Oppenheimer Main Street(R) Small Cap Fund perform during the six-month period that ended December 31, 2001?
A. The Fund produced a positive return without sales charge and substantially better performance than its benchmark, the Russell 2000 Index, and its peer group average, the Lipper Small Cap Core Funds category.
   We attribute the Fund returns to a faltering U.S. economy, which continued to adversely affect corporate earnings and undermine most companies' stock prices. In addition, many growth-oriented stocks- especially those in the technology and telecommunications industry groups- continued to suffer in a protracted bear market. Existing market weakness was intensified by the September 11 terrorist attacks, which delayed any prospect of economic recovery until 2002.

To what do you attribute the Fund's good performance relative to its benchmark and peer group?
Although most small stocks fell during the six-month reporting period, smaller companies generally posted stronger returns than larger companies. This was true both across and within market capitalization ranges: small-cap stocks outperformed large-cap stocks, and stocks at the lower end of the small-cap range generally did better than those at the high end of the range. As the Fund's average market capitalization was lower than that of the Russell 2000 Index, the Fund's performance benefited. Indeed, the Fund's holdings of "micro-cap" stocks produced particularly strong returns.

                 3 |  OPPENHEIMER MAIN STREET SMALL CAP FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

   While the Fund's emphasis on smaller stocks explains its near-term success, we believe that our highly disciplined investment approach is what drives the Fund's long-term success. We believe that this success is the result of the disciplined application of our multifactor, quantitative models, which have consistently led us to fundamentally superior small-cap stocks over time.

Did the Fund benefit from the fact that value stocks generally performed better than growth stocks during the last half of 2001?
The trend favoring value stocks did not significantly influence the Fund's performance during the reporting period. On one hand, the Fund's multifactor models generally suggested that we avoid growth-oriented technology stocks, a strategy that benefited performance when these types of stocks performed very poorly. However, our models also did not assign high rankings to deep-value stocks, so the Fund missed relatively strong near-term performance in that area.
   It is important to remember that, because the Fund is designed to be a part Of investors' core holdings, we generally do not make big bets on one investment style over another. Instead, our investment approach is designed to seek aboveaverage returns regardless of whether growth or value is in favor.

What types of stocks contributed most to the Fund's performance?
During the last half of 2001, we focused on companies with the ability to consistently produce steady earnings growth, such as companies in the healthcare and consumer staples groups. These types of companies, which are generally considered "defensive," held up better than companies with growth rates that may be higher over the long term but more volatile over the near term. Consumer staples and healthcare companies are relatively resistant to downturns because people need the products and services that they produce-such as food and medicine-regardless of the economic environment.

                 4 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Average Annual
Total Returns with
Sales Charge

For the Periods Ended
12/31/01(2)
Class A                Since
1-Year                 Inception
---------------------------------
 6.44%                 18.56%

Class B                Since
1-Year                 Inception
---------------------------------
 7.17%                 19.67%

Class C                Since
1-Year                 Inception
---------------------------------
11.08%                 20.63%

Class N                Since
1-Year                 Inception
---------------------------------
N/A                    10.22%

Class Y                Since
1-Year                 Inception
---------------------------------
13.31%                 21.92%

   Our stock selection strategy within each industry group was more important to performance than the way we allocated the Fund's assets among the various industry groups. For example, in the technology area, which comprised about 20% of the Fund as of December 31, 2001, we focused primarily on consulting, defense and software companies, many of which did well, while avoiding hardware manufacturers, which generally performed very poorly.
   In the energy group, our focus on exploration and drilling companies benefited the Fund, especially when some of these companies were acquired at attractive prices by larger integrated oil companies.

How is the Fund positioned for the foreseeable future?
We made a number of significant changes to the Fund during December 2001, in an effort to position it for short-term trends that our models suggest may drive the small-cap market higher. Collectively referred to as "the January effect," these trends generally favor more speculative companies. Typically, institutional investors sell these companies in December to avoid having riskier investments on their books at year-end, and buy them back in January. Our strategy is to buy these stocks in December 2001, when their prices are low, and to sell them at the end of January or February 2002, when their prices are high.
   Over the longer term, of course, our strategy is to pay strict attention to our quantitative models, and to apply their conclusions in a way that we believe will give the Fund ample exposure to growing small-cap companies. That strategy, which we have used and fine-tuned over nearly 30 years, is central to what makes Oppenheimer Main Street Small Cap Fund part of The Right Way to Invest

2. See Notes on page 7 for further details.

                 5 | OPPENHEIMER MAIN STREET SMALL CAP FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Sector Allocation(3)

[pie chart]

[end of pie chart]

o Technology        21.3%
o Consumer
  Cyclicals         18.5
o Financial         13.9
o Healthcare        12.8
o Capital Goods     10.0
o Energy             6.5
o Consumer
  Staples            6.3
o Basic Materials    4.1
o Communication
  Services           2.9
o Transportation     2.1
o Utilities          1.6

Top Ten Common Stock Holdings(4)
----------------------------------------
Numerical Technologies, Inc.        0.4%
----------------------------------------
Websense, Inc.                      0.4
----------------------------------------
Sage, Inc.                          0.4
----------------------------------------
Western Gas Resources, Inc.         0.3
----------------------------------------
MIM Corp.                           0.3
----------------------------------------
Frontier Oil Corp.                  0.3
----------------------------------------
Catapult Communications Corp.       0.3
----------------------------------------
FEI Co.                             0.3
----------------------------------------
Tractor Supply Co.                  0.3
----------------------------------------
Grant Prideco, Inc.                 0.3

Top Five Common Stock Industries(4)
----------------------------------------
Computer Software                   7.1%
----------------------------------------
Healthcare/Drugs                    6.7
----------------------------------------
Banks                               6.6
----------------------------------------
Autos & Housing                     6.2
----------------------------------------
Healthcare/Supplies & Services      5.9

3. Portfolio is subject to change. Percentages are as of December 31, 2001, and are based on total market value of common stock.
4. Portfolio is subject to change. Percentages are as of December 31, 2001, and are based on net assets.

                 6 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES

In reviewing performance, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the Prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the Prospectus carefully before you invest or send money.

Class A shares were first publicly offered on 8/2/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares were first publicly offered on 8/2/99. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares were first publicly offered on 8/2/99. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception) if redeemed within the first 18 months. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares were first publicly offered on 8/2/99. Class Y shares are only offered to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                 7 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Financials

                 8 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  December 31, 2001 / Unaudited

                                                                                     Market Value
                                                                            Shares     See Note 1
==================================================================================================
Common Stocks--98.5%
--------------------------------------------------------------------------------------------------
Basic Materials--4.1%
--------------------------------------------------------------------------------------------------
Chemicals--2.1%
Agrium, Inc.                                                                61,200    $   648,720
--------------------------------------------------------------------------------------------------
Airgas, Inc.(1)                                                            107,300      1,622,376
--------------------------------------------------------------------------------------------------
AMCOLInternational Corp.                                                    60,400        434,880
--------------------------------------------------------------------------------------------------
ChemFirst, Inc.                                                             27,300        654,381
--------------------------------------------------------------------------------------------------
Crompton Corp.                                                              94,600        851,400
--------------------------------------------------------------------------------------------------
Cytec Industries, Inc.(1)                                                   42,100      1,136,700
--------------------------------------------------------------------------------------------------
Great Lakes Chemical Corp.                                                  44,000      1,068,320
--------------------------------------------------------------------------------------------------
H.B. Fuller Co.                                                              4,300        123,711
--------------------------------------------------------------------------------------------------
IMC Global, Inc.                                                           112,500      1,462,500
--------------------------------------------------------------------------------------------------
International Specialty Products, Inc.(1)                                    3,900         34,905
--------------------------------------------------------------------------------------------------
MacDermid, Inc.                                                             19,700        333,915
--------------------------------------------------------------------------------------------------
Minerals Technologies, Inc.                                                 16,600        774,224
--------------------------------------------------------------------------------------------------
NL Industries, Inc.                                                          5,200         79,404
--------------------------------------------------------------------------------------------------
Octel Corp.(1)                                                              60,400      1,087,200
--------------------------------------------------------------------------------------------------
Quaker Chemical Corp.                                                        7,200        148,320
--------------------------------------------------------------------------------------------------
RPM, Inc.                                                                   28,800        416,448
--------------------------------------------------------------------------------------------------
SCP Pool Corp.(1)                                                           53,100      1,457,595
--------------------------------------------------------------------------------------------------
Solutia, Inc.                                                               81,400      1,141,228
--------------------------------------------------------------------------------------------------
Symyx Technologies, Inc.(1)                                                 36,600        777,384
--------------------------------------------------------------------------------------------------
Universal Corp.                                                             15,200        553,432
--------------------------------------------------------------------------------------------------
Visionics Corp.(1)                                                          15,500        223,665
                                                                                      ------------
                                                                                       15,030,708
--------------------------------------------------------------------------------------------------
Gold & Precious Minerals-0.3%
Meridian Gold, Inc.(1)                                                      68,200        698,534
--------------------------------------------------------------------------------------------------
Stillwater Mining Co.(1)                                                    82,800      1,531,800
                                                                                       -----------
                                                                                        2,230,334
--------------------------------------------------------------------------------------------------
Metals-1.2%
AK Steel Holding Corp.                                                      24,300        276,534
--------------------------------------------------------------------------------------------------
Allegheny Technologies, Inc.                                                80,800      1,353,400
--------------------------------------------------------------------------------------------------
Aviall, Inc.                                                               140,500      1,060,775
--------------------------------------------------------------------------------------------------
Barnes Group, Inc.                                                           6,800        163,132
--------------------------------------------------------------------------------------------------
Brush Wellman, Inc.                                                         18,000        256,320
--------------------------------------------------------------------------------------------------
Century Aluminum Co.                                                         2,500         33,400
--------------------------------------------------------------------------------------------------
Chicago Bridge & Iron Co. NV                                                17,000        453,900
--------------------------------------------------------------------------------------------------
CIRCOR International, Inc.                                                  19,200        354,240
--------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. A(1)                              30,500        393,450
--------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B(1)                              32,500        435,175
--------------------------------------------------------------------------------------------------
Lone Star Technologies, Inc.(1)                                             28,500        501,600


                 9 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                     Market Value
                                                                       Shares          See Note 1
--------------------------------------------------------------------------------------------------
Metals Continued
NS Group, Inc.(1)                                                      24,000          $  179,520
--------------------------------------------------------------------------------------------------
Quanex Corp.                                                           21,400             605,620
--------------------------------------------------------------------------------------------------
Southern Peru Copper Corp.                                              2,300              27,485
--------------------------------------------------------------------------------------------------
Steel Dynamics, Inc.(1)                                                31,000             359,910
--------------------------------------------------------------------------------------------------
Titanium Metals Corp.(1)                                              102,200             407,778
--------------------------------------------------------------------------------------------------
Walter Industries, Inc.                                                73,300             829,023
--------------------------------------------------------------------------------------------------
Worthington Industries, Inc.                                           78,900           1,120,380
                                                                                       -----------
                                                                                        8,811,642

--------------------------------------------------------------------------------------------------
Paper--0.5%
Chesapeake Corp.                                                       35,100             976,131
--------------------------------------------------------------------------------------------------
Glatfelter                                                             70,500           1,098,390
--------------------------------------------------------------------------------------------------
Longview Fibre Co.                                                      8,300              98,023
--------------------------------------------------------------------------------------------------
Rayonier, Inc.                                                         16,600             837,802
--------------------------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                                   28,600             411,840
                                                                                       -----------
                                                                                        3,422,186

--------------------------------------------------------------------------------------------------
Capital Goods--9.9%
--------------------------------------------------------------------------------------------------
Aerospace/Defense-0.8%
AAR Corp.                                                               7,800              70,278
--------------------------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc.(1)                        30,600             654,228
--------------------------------------------------------------------------------------------------
BE Aerospace, Inc.(1)                                                  37,900             347,543
--------------------------------------------------------------------------------------------------
DRS Technologies, Inc.(1)                                              19,400             691,610
--------------------------------------------------------------------------------------------------
Esterline Technologies Corp.(1)                                        43,400             694,834
--------------------------------------------------------------------------------------------------
Herley Industries, Inc.(1)                                             44,800             761,600
--------------------------------------------------------------------------------------------------
Intermagnetics General Corp.                                           18,602             481,792
--------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                              54,300           1,533,975
--------------------------------------------------------------------------------------------------
Teledyne Technologies, Inc.(1)                                         47,900             780,291
                                                                                    --------------
                                                                                        6,016,151

--------------------------------------------------------------------------------------------------
Electrical Equipment--1.4%
American Superconductor Corp.(1)                                       52,400             642,424
--------------------------------------------------------------------------------------------------
AMETEK, Inc.                                                           10,000             318,900
--------------------------------------------------------------------------------------------------
BEI Technologies, Inc.                                                 35,100             612,144
--------------------------------------------------------------------------------------------------
Capstone Turbine Corp.(1)                                             320,900           1,736,069
--------------------------------------------------------------------------------------------------
CLARCOR, Inc.                                                           4,900             133,035
--------------------------------------------------------------------------------------------------
EMCOR Group, Inc.(1)                                                   17,500             794,500
--------------------------------------------------------------------------------------------------
Encompass Services Corp.(1)                                            62,900             182,410
--------------------------------------------------------------------------------------------------
Encore Wire Corp.(1)                                                   65,700             794,970
--------------------------------------------------------------------------------------------------
Foster Wheeler Ltd.                                                   129,800             661,980
--------------------------------------------------------------------------------------------------
General Electric Co.                                                    1,591              63,767
--------------------------------------------------------------------------------------------------
Genlyte Group, Inc.(The)(1)                                            15,500             461,280

                 10 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                     Market Value
                                                                     Shares            See Note 1
--------------------------------------------------------------------------------------------------
Electrical Equipment Continued
Integrated Electrical Services, Inc.(1)                              47,300           $   242,176
--------------------------------------------------------------------------------------------------
Kemet Corp.(1)                                                       87,700             1,556,675
--------------------------------------------------------------------------------------------------
Littlefuse, Inc.(1)                                                   1,500                39,360
--------------------------------------------------------------------------------------------------
Manufacturers' Services Ltd.(1)                                      37,700               235,625
--------------------------------------------------------------------------------------------------
Power Integrations, Inc.(1)                                          67,300             1,537,132
                                                                                      ------------
                                                                                       10,012,447

--------------------------------------------------------------------------------------------------

Industrial Services--4.1%
Advanced Marketing Services, Inc.                                    51,500               939,875
--------------------------------------------------------------------------------------------------
Casella Waste Systems, Inc., Cl. A(1)                                20,100               297,681
--------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                                  20,500               509,220
--------------------------------------------------------------------------------------------------
Cyberonics, Inc.(1)                                                  14,500               384,685
--------------------------------------------------------------------------------------------------
Daisytek International Corp.(1)                                      92,100             1,212,957
--------------------------------------------------------------------------------------------------
Digimarc Corp.(1)                                                    12,600               234,108
--------------------------------------------------------------------------------------------------
Forrester Research, Inc.(1)                                          45,000               906,300
--------------------------------------------------------------------------------------------------
Global Imaging Systems, Inc.(1)                                     111,000             1,657,230
--------------------------------------------------------------------------------------------------
Graco, Inc.                                                          38,050             1,485,853
--------------------------------------------------------------------------------------------------
ICT Group, Inc.(1)                                                   38,300               712,763
--------------------------------------------------------------------------------------------------
Kendle International, Inc.(1)                                        70,700             1,425,312
--------------------------------------------------------------------------------------------------
Knightsbridge Tankers Ltd.                                            4,600                74,060
--------------------------------------------------------------------------------------------------
Labor Ready, Inc.(1)                                                 95,100               485,961
--------------------------------------------------------------------------------------------------
Lincoln Electric Holdings, Inc.                                       3,400                83,096
--------------------------------------------------------------------------------------------------
Mail-Well, Inc.(1)                                                   29,000               118,900
--------------------------------------------------------------------------------------------------
McDermott International, Inc.(1)                                    130,200             1,597,554
--------------------------------------------------------------------------------------------------
Modis Professional Services, Inc.(1)                                175,700             1,254,498
--------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., Cl. A(1)                            35,200               695,200
--------------------------------------------------------------------------------------------------
National Processing, Inc.(1)                                          5,500               178,750
--------------------------------------------------------------------------------------------------
Navigant Consulting, Inc.(1)                                          4,700                25,850
--------------------------------------------------------------------------------------------------
Newpark Resources, Inc.(1)                                          153,700             1,214,230
--------------------------------------------------------------------------------------------------
Osmonics, Inc.(1)                                                    21,500               301,430
--------------------------------------------------------------------------------------------------
Pason Systems, Inc.(1)                                               40,000               228,027
--------------------------------------------------------------------------------------------------
Planar Systems, Inc.(1)                                              64,400             1,358,840
--------------------------------------------------------------------------------------------------
Presstek, Inc.(1)                                                    65,500               600,635
--------------------------------------------------------------------------------------------------
Quanta Services, Inc.(1)                                             84,300             1,300,749
--------------------------------------------------------------------------------------------------
Right Management Consultants, Inc.(1)                                59,850             1,035,405
--------------------------------------------------------------------------------------------------
Service Corp. International(1)                                       45,700               228,043
--------------------------------------------------------------------------------------------------
SpeedFam-IPEC, Inc.(1)                                               56,100               167,178
--------------------------------------------------------------------------------------------------
Standard Register Co.(The)                                           41,900               776,407
--------------------------------------------------------------------------------------------------
Sylvan Learning Systems, Inc.(1)                                     31,000               684,170
--------------------------------------------------------------------------------------------------
Teekay Shipping Corp.                                                43,800             1,526,430
--------------------------------------------------------------------------------------------------
Tetra Technologies, Inc.(1)                                          34,100               714,395

                 11 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                     Market Value
                                                                          Shares       See Note 1
--------------------------------------------------------------------------------------------------
Industrial Services Continued
TRC Cos., Inc.(1)                                                         32,500      $ 1,625,000
--------------------------------------------------------------------------------------------------
United Stationers, Inc.(1)                                                38,000        1,278,700
--------------------------------------------------------------------------------------------------
UNOVA, Inc.(1)                                                             4,500           26,100
--------------------------------------------------------------------------------------------------
URS Corp.(1)                                                              44,600        1,222,486
--------------------------------------------------------------------------------------------------
Wackenhut Corrections Corp.(1)                                            74,500        1,032,570
--------------------------------------------------------------------------------------------------
Wallace Computer Services, Inc.                                            8,400          159,516
--------------------------------------------------------------------------------------------------
Zomax, Inc.(1)                                                            45,900          366,741
                                                                                      ------------
                                                                                       30,126,905

--------------------------------------------------------------------------------------------------

Manufacturing--3.6%
AEP Industries, Inc.(1)                                                   20,000          479,200
--------------------------------------------------------------------------------------------------
American Woodmark Corp.                                                   22,400        1,204,000
--------------------------------------------------------------------------------------------------
Ameron International Corp.                                                 8,700          602,040
--------------------------------------------------------------------------------------------------
Astronics Corp.                                                           31,600          357,712
--------------------------------------------------------------------------------------------------
Asyst Technologies, Inc.(1)                                                8,700          111,012
--------------------------------------------------------------------------------------------------
Benchmark Electronics, Inc.(1)                                             3,800           72,048
--------------------------------------------------------------------------------------------------
Briggs & Stratton Corp.                                                    6,100          260,470
--------------------------------------------------------------------------------------------------
Crane Co.                                                                 45,700        1,171,748
--------------------------------------------------------------------------------------------------
CTS Corp.                                                                 67,000        1,065,300
--------------------------------------------------------------------------------------------------
Donaldson Co., Inc.                                                        5,600          217,504
--------------------------------------------------------------------------------------------------
EarthShell Corp.(1)                                                       11,500           23,000
--------------------------------------------------------------------------------------------------
Entegris, Inc.(1)                                                         80,900          886,664
--------------------------------------------------------------------------------------------------
FSI International, Inc.(1)                                                59,500          548,590
--------------------------------------------------------------------------------------------------
Garan, Inc.                                                                9,800          416,500
--------------------------------------------------------------------------------------------------
Global Power Equipment Group, Inc.(1)                                    122,600        1,845,130
--------------------------------------------------------------------------------------------------
Griffon Corp.                                                            101,730        1,525,950
--------------------------------------------------------------------------------------------------
GSI Lumonics, Inc.(1)                                                     37,300          315,931
--------------------------------------------------------------------------------------------------
Harsco Corp.                                                              17,600          603,680
--------------------------------------------------------------------------------------------------
Interpool, Inc.                                                           22,800          438,900
--------------------------------------------------------------------------------------------------
Ivex Packaging Corp.(1)                                                   78,400        1,489,600
--------------------------------------------------------------------------------------------------
Knight Transportation, Inc.(1)                                             7,200          135,216
--------------------------------------------------------------------------------------------------
Matthews International Corp., Cl. A                                       10,400          255,632
--------------------------------------------------------------------------------------------------
Maverick Tube Corp.(1)                                                   101,100        1,309,245
--------------------------------------------------------------------------------------------------
Measurement Specialties, Inc.(1)                                          47,700          448,857
--------------------------------------------------------------------------------------------------
Milacron, Inc.                                                             7,500          118,575
--------------------------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                                              5,100          289,629
--------------------------------------------------------------------------------------------------
National Service Industries, Inc.                                         88,100          177,962
--------------------------------------------------------------------------------------------------
Oakley, Inc.(1)                                                           58,400          949,584
--------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.(1)                                                  149,100        1,489,509
--------------------------------------------------------------------------------------------------
Pactiv Corp.(1)                                                           17,200          305,300

                 12 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                     Market Value
                                                                            Shares     See Note 1
--------------------------------------------------------------------------------------------------
Manufacturing Continued
Paxar Corp.(1)                                                              37,500    $   532,500
--------------------------------------------------------------------------------------------------
Photon Dynamics, Inc.(1)                                                    30,600      1,396,890
--------------------------------------------------------------------------------------------------
Photronics, Inc.(1)                                                         11,700        366,795
--------------------------------------------------------------------------------------------------
Plexus Corp.(1)                                                             22,900        608,224
--------------------------------------------------------------------------------------------------
Quidel Corp.(1)                                                             63,200        486,008
--------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                         31,700        702,155
--------------------------------------------------------------------------------------------------
Silgan Holdings, Inc.(1)                                                    20,900        546,744
--------------------------------------------------------------------------------------------------
Simpson Manufacturing Co., Inc.(1)                                           5,500        315,150
--------------------------------------------------------------------------------------------------
SLI, Inc.                                                                    6,700         17,487
--------------------------------------------------------------------------------------------------
SPS Technologies, Inc.(1)                                                   14,200        495,864
--------------------------------------------------------------------------------------------------
Terex Corp.(1)                                                               4,700         82,438
--------------------------------------------------------------------------------------------------
Timken Co.                                                                   4,300         69,574
--------------------------------------------------------------------------------------------------
United Defense Industries, Inc.(1)                                          56,900      1,197,745
--------------------------------------------------------------------------------------------------
Wabtec Corp.                                                                16,000        196,800
                                                                                      ------------
                                                                                       26,128,862
--------------------------------------------------------------------------------------------------
Communication Services--2.8%
--------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--1.7%
C&D Technologies, Inc.                                                      53,200      1,215,620
--------------------------------------------------------------------------------------------------
Copper Mountain Networks, Inc.(1)                                          209,300        353,717
--------------------------------------------------------------------------------------------------
Corvis Corp.(1)                                                            519,600      1,678,308
--------------------------------------------------------------------------------------------------
ECI Telecommunications Ltd.                                                146,100        784,557
--------------------------------------------------------------------------------------------------
General Cable Corp.                                                        111,400      1,459,340
--------------------------------------------------------------------------------------------------
General Communication, Inc., Cl. A(1)                                      126,400      1,078,192
--------------------------------------------------------------------------------------------------
IDTCorp.                                                                    11,600        226,316
--------------------------------------------------------------------------------------------------
Infonet Services Corp., Cl. B(1)                                           289,300        708,785
--------------------------------------------------------------------------------------------------
InterVoice-Brite, Inc.(1)                                                  104,000      1,331,200
--------------------------------------------------------------------------------------------------
Lightbridge, Inc.(1)                                                        79,043        960,372
--------------------------------------------------------------------------------------------------
MasTec, Inc.(1)                                                            145,200      1,009,140
--------------------------------------------------------------------------------------------------
Somera Communications, Inc.(1)                                              96,800        730,840
--------------------------------------------------------------------------------------------------
SymmetriCom, Inc.(1)                                                       116,400        885,804
                                                                                      ------------
                                                                                       12,422,191

--------------------------------------------------------------------------------------------------
Telephone Utilities--0.2%
AXXENT, Inc.(1),(2)                                                        100,000              -
--------------------------------------------------------------------------------------------------
Choice One Communications, Inc.(1)                                          27,700         96,950
--------------------------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc.(1)                                 27,400      1,246,700
--------------------------------------------------------------------------------------------------
Next Level Communications, Inc.(1)                                         117,600        393,960
                                                                                      ------------
                                                                                        1,737,610

                 13 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                     Market Value
                                                                         Shares        See Note 1
--------------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.9%
AirGate PCS, Inc.(1)                                                     16,600        $  756,130
--------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A(1)                                    34,300           292,922
--------------------------------------------------------------------------------------------------
Optical Communication Products, Inc.(1)                                 127,300           501,562
--------------------------------------------------------------------------------------------------
SBA Communications Corp.(1)                                              88,500         1,152,270
--------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc.(1)                                           268,700           964,633
--------------------------------------------------------------------------------------------------
UbiquiTel, Inc.(1)                                                      144,100         1,073,545
--------------------------------------------------------------------------------------------------
US Unwired, Inc., Cl. A(1)                                               56,600           576,188
--------------------------------------------------------------------------------------------------
Williams Communications Group, Inc.(1)                                  546,200         1,283,570
--------------------------------------------------------------------------------------------------
Wireless Facilities, Inc.(1)                                              8,000            53,840
                                                                                       -----------
                                                                                        6,654,660

--------------------------------------------------------------------------------------------------
Consumer Cyclicals--18.3%
--------------------------------------------------------------------------------------------------
Autos & Housing--6.2%
Advance Auto Parts, Inc.(1)                                              14,232           708,042
--------------------------------------------------------------------------------------------------
Aftermarket Technology Corp.(1)                                          81,400         1,318,680
--------------------------------------------------------------------------------------------------
Apogee Enterprises, Inc.                                                 47,500           751,450
--------------------------------------------------------------------------------------------------
Applica, Inc.(1)                                                         93,900           846,039
--------------------------------------------------------------------------------------------------
ArvinMeritor, Inc.                                                       36,200           710,968
--------------------------------------------------------------------------------------------------
Bandag, Inc.                                                              5,600           194,656
--------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc.(1)                                                10,200           746,334
--------------------------------------------------------------------------------------------------
Borg-Warner Automotive, Inc.                                             14,700           768,075
--------------------------------------------------------------------------------------------------
Building Materials Holding Corp.(1)                                      79,800           865,830
--------------------------------------------------------------------------------------------------
Champion Enterprises, Inc.(1)                                            27,300           336,063
--------------------------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                                 24,300           387,828
--------------------------------------------------------------------------------------------------
Copart, Inc.(1)                                                          12,700           461,899
--------------------------------------------------------------------------------------------------
Crossmann Communities, Inc.                                               6,200           204,600
--------------------------------------------------------------------------------------------------
Dal-Tile International, Inc.(1)                                          64,200         1,492,650
--------------------------------------------------------------------------------------------------
Direct Focus, Inc.(1)                                                    59,350         1,851,720
--------------------------------------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc.(1)                                 73,600         1,140,800
--------------------------------------------------------------------------------------------------
Dura Automotive Systems, Inc.(1)                                         49,400           543,400
--------------------------------------------------------------------------------------------------
Elcor Corp.                                                              60,800         1,689,632
--------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                              10,000           415,900
--------------------------------------------------------------------------------------------------
Florida Rock Industries, Inc.                                            35,350         1,293,103
--------------------------------------------------------------------------------------------------
Gardner Denver, Inc.(1)                                                  40,900           912,888
--------------------------------------------------------------------------------------------------
Group 1 Automotive, Inc.(1)                                              31,400           895,214
--------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                    16,600           748,660
--------------------------------------------------------------------------------------------------
Hovnanian Enterprises, Inc., Cl. A(1)                                     6,200           131,936
--------------------------------------------------------------------------------------------------
Hughes Supply, Inc.                                                      42,000         1,296,540
--------------------------------------------------------------------------------------------------
Kennametal, Inc.                                                         30,700         1,236,289
--------------------------------------------------------------------------------------------------
Lancaster Colony Corp.                                                   12,600           447,426

                 14 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                    Market Value
                                                                          Shares      See Note 1
-------------------------------------------------------------------------------------------------
Autos & Housing Continued
Lear Corp.(1)                                                             27,300      $ 1,041,222
--------------------------------------------------------------------------------------------------
M.D.C. Holdings, Inc.                                                     36,080        1,363,463
--------------------------------------------------------------------------------------------------
M/I Schottenstein Homes, Inc.                                              5,100          253,827
--------------------------------------------------------------------------------------------------
Meritage Corp.(1)                                                         10,200          523,260
--------------------------------------------------------------------------------------------------
Pep Boys-Manny, Moe & Jack                                                41,700          715,155
--------------------------------------------------------------------------------------------------
Polaris Industries, Inc.                                                  20,700        1,195,425
--------------------------------------------------------------------------------------------------
Recoton Corp.(1)                                                          54,400          739,840
--------------------------------------------------------------------------------------------------
Rollins, Inc.                                                             20,400          408,000
--------------------------------------------------------------------------------------------------
Ryland Group, Inc.(The)                                                    6,700          490,440
--------------------------------------------------------------------------------------------------
Salton, Inc.(1)                                                           22,100          417,248
--------------------------------------------------------------------------------------------------
Schuler Homes, Inc.(1)                                                    18,600          369,210
--------------------------------------------------------------------------------------------------
Sonic Automotive, Inc.(1)                                                 34,400          806,336
--------------------------------------------------------------------------------------------------
St. Joe Co. (The)                                                         32,800          910,200
--------------------------------------------------------------------------------------------------
Standard Pacific Corp.                                                    40,200          977,664
--------------------------------------------------------------------------------------------------
Stratus Properties, Inc.(1)                                               21,666          184,161
--------------------------------------------------------------------------------------------------
Sturm, Ruger & Co., Inc.                                                  92,500        1,108,150
--------------------------------------------------------------------------------------------------
Superior Industries International, Inc.                                   19,500          784,875
--------------------------------------------------------------------------------------------------
TBC Corp.(1)                                                              68,100          911,859
--------------------------------------------------------------------------------------------------
Texas Industries, Inc.                                                    25,300          933,570
--------------------------------------------------------------------------------------------------
Thor Industries, Inc.                                                      7,800          288,990
--------------------------------------------------------------------------------------------------
Toll Brothers, Inc.(1)                                                     9,800          430,220
--------------------------------------------------------------------------------------------------
Toro Co.(The)                                                             30,100        1,354,500
--------------------------------------------------------------------------------------------------
Tower Automotive, Inc.(1)                                                154,600        1,396,038
--------------------------------------------------------------------------------------------------
Trex Co., Inc.(1)                                                          9,500          180,405
--------------------------------------------------------------------------------------------------
United Auto Group, Inc.(1)                                                17,000          438,770
--------------------------------------------------------------------------------------------------
Universal Forest Products, Inc.                                           60,000        1,255,800
--------------------------------------------------------------------------------------------------
Visteon Corp.                                                             88,700        1,334,048
--------------------------------------------------------------------------------------------------
Watsco, Inc.                                                              13,400          190,280
--------------------------------------------------------------------------------------------------
York International Corp.                                                  42,400        1,616,712
                                                                                      ------------
                                                                                       45,016,290

--------------------------------------------------------------------------------------------------
Consumer Services--1.7%
aaiPharma, Inc.(1)                                                         3,200           80,512
--------------------------------------------------------------------------------------------------
Advo, Inc.(1)                                                             22,600          971,800
--------------------------------------------------------------------------------------------------
AmeriPath, Inc.(1)                                                        41,000        1,322,660
--------------------------------------------------------------------------------------------------
Arbitron, Inc.(1)                                                         46,400        1,584,560
--------------------------------------------------------------------------------------------------
Boron, LePore & Associates, Inc.(1)                                       92,900        1,281,091
--------------------------------------------------------------------------------------------------
Cendant Corp.(1)                                                          74,368        1,458,356
--------------------------------------------------------------------------------------------------
Cornell Corrections, Inc.(1)                                              11,700          206,505
--------------------------------------------------------------------------------------------------
FTI Consulting, Inc.                                                      33,700        1,105,360
--------------------------------------------------------------------------------------------------
infoUSA, Inc.(1)                                                          11,200           77,728

                 15 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                     Market Value
                                                                             Shares    See Note 1
--------------------------------------------------------------------------------------------------
Consumer Services Continued
Korn/Ferry International                                                     19,600   $   208,740
--------------------------------------------------------------------------------------------------
Midas, Inc.                                                                  11,500       132,250
--------------------------------------------------------------------------------------------------
ProBusiness Services, Inc.(1)                                                 1,900        35,720
--------------------------------------------------------------------------------------------------
Rent-A-Center, Inc.(1)                                                       18,300       614,331
--------------------------------------------------------------------------------------------------
Rightchoice Managed Care, Inc.(1)                                             8,400       587,916
--------------------------------------------------------------------------------------------------
Steiner Leisure Ltd.(1)                                                      32,200       684,250
--------------------------------------------------------------------------------------------------
Stewart Enterprises, Inc.(1)                                                 61,800       370,182
--------------------------------------------------------------------------------------------------
Travelocity.com, Inc.(1)                                                     52,700     1,513,017
                                                                                      ------------
                                                                                       12,234,978

--------------------------------------------------------------------------------------------------
Leisure & Entertainment--2.6%
ABM Industries, Inc.                                                         26,500       830,775
--------------------------------------------------------------------------------------------------
Action Performance Cos., Inc.(1)                                             52,975     1,621,565
--------------------------------------------------------------------------------------------------
Alliance Gaming Corp.(1)                                                     43,600     1,281,404
--------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc.(1)                                                   67,000     1,678,350
--------------------------------------------------------------------------------------------------
Arctic Cat, Inc.                                                             58,400       992,800
--------------------------------------------------------------------------------------------------
Argosy Gaming Co.(1)                                                         23,100       751,212
--------------------------------------------------------------------------------------------------
Boca Resorts, Inc., Cl. A(1)                                                  8,400       110,040
--------------------------------------------------------------------------------------------------
Boyd Gaming Corp.(1)                                                         85,000       552,500
--------------------------------------------------------------------------------------------------
Callaway Golf Co.                                                            18,300       350,445
--------------------------------------------------------------------------------------------------
Choice Hotels International, Inc.(1)                                         55,400     1,227,110
--------------------------------------------------------------------------------------------------
Crestline Capital Corp.(1)                                                   26,000       807,560
--------------------------------------------------------------------------------------------------
Extended Stay America, Inc.(1)                                               37,900       621,560
--------------------------------------------------------------------------------------------------
JAKKS Pacific, Inc.(1)                                                       66,200     1,254,490
--------------------------------------------------------------------------------------------------
Mandalay Resort Group(1)                                                     66,200     1,416,680
--------------------------------------------------------------------------------------------------
MTR Gaming Group, Inc.(1)                                                   110,550     1,768,800
--------------------------------------------------------------------------------------------------
Pegasus Solutions, Inc.(1)                                                   10,700       151,940
--------------------------------------------------------------------------------------------------
Prime Hospitality Corp.(1)                                                   36,800       406,640
--------------------------------------------------------------------------------------------------
Shuffle Master, Inc.(1)                                                      53,250       834,428
--------------------------------------------------------------------------------------------------
Spherion Corp.(1)                                                            93,100       908,656
--------------------------------------------------------------------------------------------------
West Marine, Inc.(1)                                                         87,500     1,285,375
                                                                                      ------------
                                                                                       18,852,330

--------------------------------------------------------------------------------------------------
Media--0.8%
Banta Corp.                                                                  19,200       566,784
--------------------------------------------------------------------------------------------------
Consolidated Graphics, Inc.(1)                                               23,500       452,375
--------------------------------------------------------------------------------------------------
Entravision Communications Corp.(1)                                          13,300       158,935
--------------------------------------------------------------------------------------------------
Harland (John H.) Co.                                                        28,600       632,060
--------------------------------------------------------------------------------------------------
Hollinger International, Inc.                                                 5,800        67,860
--------------------------------------------------------------------------------------------------
Imagistics International, Inc.                                              118,500     1,463,475
--------------------------------------------------------------------------------------------------
Journal Register Co.(1)                                                       3,800        79,952

                 16 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                     Market Value
                                                                          Shares       See Note 1
--------------------------------------------------------------------------------------------------
Media Continued
Kadant, Inc.(1)                                                           12,000       $  174,000
--------------------------------------------------------------------------------------------------
Media General, Inc., Cl. A                                                 2,200          109,626
--------------------------------------------------------------------------------------------------
NetRatings, Inc.(1)                                                       26,700          418,656
--------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.(1)                                                        293,100        1,274,985
--------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.(1)                                                   18,800          546,140
                                                                                       -----------
                                                                                        5,944,848

--------------------------------------------------------------------------------------------------
Retail: General--0.4%
A.C. Moore Arts & Crafts, Inc.(1)                                         16,200          477,900
--------------------------------------------------------------------------------------------------
Dress Barn, Inc.(The)(1)                                                   2,900           72,529
--------------------------------------------------------------------------------------------------
Saks, Inc.(1)                                                             98,100          916,254
--------------------------------------------------------------------------------------------------
Tuesday Morning Corp.(1)                                                  66,200        1,197,558
--------------------------------------------------------------------------------------------------
Value City Department Stores, Inc.(1)                                     24,600          115,620
                                                                                       -----------
                                                                                        2,779,861

--------------------------------------------------------------------------------------------------
Retail: Specialty--4.9%
1-800 CONTACTS, Inc.(1)                                                   37,300          464,012
--------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.(1)                                        12,000          314,040
--------------------------------------------------------------------------------------------------
American Greetings Corp., Cl. A                                           85,700        1,180,946
--------------------------------------------------------------------------------------------------
Big Lots, Inc.                                                           108,500        1,128,400
--------------------------------------------------------------------------------------------------
Borders Group, Inc.(1)                                                    24,200          480,128
--------------------------------------------------------------------------------------------------
Buckle, Inc.(The)(1)                                                       7,400          165,020
--------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp.                                   39,700          666,960
--------------------------------------------------------------------------------------------------
Cash America International, Inc.                                         148,500        1,262,250
--------------------------------------------------------------------------------------------------
Cato Corp., Cl. A                                                         29,700          561,330
--------------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc.(1)                                   37,900        1,028,985
--------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./CarMax Group(1)                                 76,100        1,730,514
--------------------------------------------------------------------------------------------------
CSK Auto Corp.(1)                                                         47,300          470,635
--------------------------------------------------------------------------------------------------
dELIA*s Corp., Cl. A(1)                                                    4,100           25,420
--------------------------------------------------------------------------------------------------
Department 56, Inc.(1)                                                    23,300          200,380
--------------------------------------------------------------------------------------------------
Electronics Boutique Holdings Corp.(1)                                    10,800          431,352
--------------------------------------------------------------------------------------------------
Factory 2-U Stores, Inc.(1)                                               18,700          374,748
--------------------------------------------------------------------------------------------------
Finish Line, Inc., Cl. A(1)                                               48,800          746,152
--------------------------------------------------------------------------------------------------
Fossil, Inc.(1)                                                           32,500          682,500
--------------------------------------------------------------------------------------------------
G & K Services, Inc., Cl. A                                               38,400        1,240,320
--------------------------------------------------------------------------------------------------
Galyan's Trading Co.(1)                                                   25,600          364,544
--------------------------------------------------------------------------------------------------
Genesco, Inc.(1)                                                          11,700          242,892
--------------------------------------------------------------------------------------------------
Gymboree Corp.(1)                                                        135,500        1,616,515
--------------------------------------------------------------------------------------------------
Helen of Troy Ltd.(1)                                                     85,700        1,063,537
--------------------------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc.(1)                                            2,700           81,810

                 17 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                     Market Value
                                                                          Shares       See Note 1
--------------------------------------------------------------------------------------------------
Retail: Specialty Continued
Insight Enterprises, Inc.(1)                                              44,800      $ 1,102,080
--------------------------------------------------------------------------------------------------
MCSi, Inc.(1)                                                             17,100          400,995
--------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc.(The)(1)                                             36,900          761,985
--------------------------------------------------------------------------------------------------
Michaels Stores, Inc.(1)                                                  31,200        1,028,040
--------------------------------------------------------------------------------------------------
Movado Group, Inc.                                                         9,300          178,560
--------------------------------------------------------------------------------------------------
Movie Gallery, Inc.(1)                                                    52,350        1,275,246
--------------------------------------------------------------------------------------------------
O'Reilly Automotive, Inc.(1)                                              22,300          813,281
--------------------------------------------------------------------------------------------------
OfficeMax, Inc.(1)                                                       160,400          721,800
--------------------------------------------------------------------------------------------------
PC Connection, Inc.(1)                                                    12,200          180,926
--------------------------------------------------------------------------------------------------
PetsMart, Inc.(1)                                                         24,400          240,096
--------------------------------------------------------------------------------------------------
Reebok International Ltd.(1)                                              39,700        1,052,050
--------------------------------------------------------------------------------------------------
Regis Corp. of Minnesota                                                  36,200          933,236
--------------------------------------------------------------------------------------------------
Rex Stores Corp.(1)                                                       26,900          753,738
--------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                         37,000        1,186,960
--------------------------------------------------------------------------------------------------
School Specialty, Inc.(1)                                                 48,700        1,114,256
--------------------------------------------------------------------------------------------------
Smart & Final, Inc.(1)                                                    10,200          106,488
--------------------------------------------------------------------------------------------------
Spiegel, Inc., Cl. A                                                      10,100           45,955
--------------------------------------------------------------------------------------------------
Sports Authority, Inc.(The)(1)                                           161,000          917,700
--------------------------------------------------------------------------------------------------
Stride Rite Corp.                                                         68,400          448,020
--------------------------------------------------------------------------------------------------
Timberland Co., Cl. A(1)                                                  11,700          433,836
--------------------------------------------------------------------------------------------------
Tractor Supply Co.(1)                                                     56,200        1,915,296
--------------------------------------------------------------------------------------------------
Trans World Entertainment Corp.(1)                                        69,400          527,440
--------------------------------------------------------------------------------------------------
Ultimate Electronics, Inc.(1)                                              3,100           93,000
--------------------------------------------------------------------------------------------------
UniFirst Corp.                                                            64,900        1,463,495
--------------------------------------------------------------------------------------------------
Urban Outfitters, Inc.(1)                                                 24,400          588,528
--------------------------------------------------------------------------------------------------
Wet Seal, Inc., Cl. A(1)                                                  43,900        1,033,845
--------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                                14,400          216,720
                                                                                      ------------
                                                                                       36,056,962

--------------------------------------------------------------------------------------------------
Textile, Apparel & Home Furnishings--1.7%
bebe stores, inc.(1)                                                      57,800        1,078,548
--------------------------------------------------------------------------------------------------
Deb Shops, Inc.                                                           60,900        1,476,825
--------------------------------------------------------------------------------------------------
Gildan Activewear, Inc., Cl. A                                             6,300           90,342
--------------------------------------------------------------------------------------------------
Hancock Fabrics, Inc.                                                     95,900        1,261,085
--------------------------------------------------------------------------------------------------
K-Swiss, Inc., Cl. A                                                      20,500          681,625
--------------------------------------------------------------------------------------------------
Kenneth Cole Productions, Inc., Cl. A(1)                                  66,000        1,168,200
--------------------------------------------------------------------------------------------------
Maxwell Shoe Co., Inc.(1)                                                 65,900          929,190
--------------------------------------------------------------------------------------------------
Mohawk Industries, Inc.(1)                                                30,200        1,657,376
--------------------------------------------------------------------------------------------------
Novel Denim Holdings Ltd.(1)                                                 400            4,680
--------------------------------------------------------------------------------------------------
OshKosh B'Gosh, Inc., Cl. A                                                9,800          411,012

                 18 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                     Market Value
                                                                          Shares       See Note 1
--------------------------------------------------------------------------------------------------
Textile, Apparel & Home Furnishings Continued
Quaker Fabric Corp.(1)                                                   119,500      $   993,045
--------------------------------------------------------------------------------------------------
Quicksilver, Inc.(1)                                                      76,900        1,322,680
--------------------------------------------------------------------------------------------------
Steven Madden Ltd.(1)                                                     26,900          378,483
--------------------------------------------------------------------------------------------------
Too, Inc.(1)                                                              13,900          382,250
--------------------------------------------------------------------------------------------------
Vans, Inc.(1)                                                             43,600          555,464
                                                                                      ------------
                                                                                       12,390,805

--------------------------------------------------------------------------------------------------
Consumer Staples--6.1%
--------------------------------------------------------------------------------------------------
Beverages--0.4%
Boston Beer Co., Inc., Cl. A(1)                                           88,400        1,516,060
--------------------------------------------------------------------------------------------------
Cott Corp.                                                                68,600        1,090,740
--------------------------------------------------------------------------------------------------
Mondavi, Robert Corp.(The), Cl. A(1)                                       8,200          311,600
                                                                                      ------------
                                                                                        2,918,400

--------------------------------------------------------------------------------------------------
Broadcasting--0.7%
Crown Media Holdings, Inc., Cl. A(1)                                      52,600          593,854
--------------------------------------------------------------------------------------------------
Cumulus Media, Inc., Cl. A(1)                                              3,700           59,866
--------------------------------------------------------------------------------------------------
Gaiam, Inc.(1)                                                            31,900          695,420
--------------------------------------------------------------------------------------------------
Insight Communications Co., Inc.(1)                                       16,000          386,560
--------------------------------------------------------------------------------------------------
Pegasus Communications Corp.(1)                                          126,000        1,311,660
--------------------------------------------------------------------------------------------------
Saga Communications, Inc., Cl. A(1)                                       31,000          641,700
--------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., Cl. A(1)                               83,200          822,848
--------------------------------------------------------------------------------------------------
TiVo, Inc.(1)                                                            146,000          956,300
                                                                                      ------------
                                                                                        5,468,208

--------------------------------------------------------------------------------------------------
Education--0.2%
DigitalThink, Inc.(1)                                                      2,600           28,080
--------------------------------------------------------------------------------------------------
Learning Tree International, Inc.(1)                                      25,000          697,500
--------------------------------------------------------------------------------------------------
PLATO Learning, Inc.(1)                                                   53,733          892,505
                                                                                      -----------
                                                                                        1,618,085

--------------------------------------------------------------------------------------------------
Entertainment--2.3%
3DO Co.(The)(1)                                                           12,200           25,376
--------------------------------------------------------------------------------------------------
AFC Enterprises, Inc.(1)                                                  14,400          408,816
--------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.(1)                                               117,900        1,414,800
--------------------------------------------------------------------------------------------------
Applebee's International, Inc.                                            14,300          489,060
--------------------------------------------------------------------------------------------------
Aztar Corp.(1)                                                            25,500          466,650
--------------------------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                                     11,000          270,270
--------------------------------------------------------------------------------------------------
CBRL Group, Inc.                                                          29,800          877,312
--------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp.(1)                                          96,300        1,376,127
--------------------------------------------------------------------------------------------------
IHOP Corp.(1)                                                             31,400          920,020

                 19 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                     Market Value
                                                                          Shares       See Note 1
--------------------------------------------------------------------------------------------------
Entertainment Continued
Landry's Restaurants, Inc.                                                78,400     $  1,462,160
--------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp.(1)                                           48,700          832,283
--------------------------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.                                      110,600        1,640,198
--------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(1)                                         4,500          212,850
--------------------------------------------------------------------------------------------------
Pixar, Inc.(1)                                                            37,900        1,362,884
--------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                                        73,000        1,505,990
--------------------------------------------------------------------------------------------------
Ryan's Family Steak Houses, Inc.(1)                                       75,900        1,643,235
--------------------------------------------------------------------------------------------------
Steak n Shake Co.(The)(1)                                                 53,600          591,744
--------------------------------------------------------------------------------------------------
THQ, Inc.(1)                                                               6,400          310,208
--------------------------------------------------------------------------------------------------
Topps Co., Inc.(The)(1)                                                   89,700        1,089,855
                                                                                      ------------
                                                                                       16,899,838

--------------------------------------------------------------------------------------------------
Food--1.3%
Del Monte Foods Co.(1)                                                    10,200           86,802
--------------------------------------------------------------------------------------------------
Dole Food Co., Inc.                                                       52,600        1,411,258
--------------------------------------------------------------------------------------------------
Fresh Del Monte Produce, Inc.(1)                                          94,300        1,419,215
--------------------------------------------------------------------------------------------------
Green Mountain Coffee, Inc.(1)                                            41,100        1,125,729
--------------------------------------------------------------------------------------------------
J & J Snack Foods Corp.(1)                                                21,900          535,455
--------------------------------------------------------------------------------------------------
Lance, Inc.                                                               89,100        1,273,239
--------------------------------------------------------------------------------------------------
Nash Finch Co.                                                            11,300          351,430
--------------------------------------------------------------------------------------------------
Nature's Sunshine Products, Inc.                                          74,300          872,282
--------------------------------------------------------------------------------------------------
NBTY, Inc.(1)                                                             16,600          194,220
--------------------------------------------------------------------------------------------------
Ralcorp Holdings, Inc.(1)                                                 41,500          942,050
--------------------------------------------------------------------------------------------------
Sanderson Farms, Inc.                                                     40,900          873,215
--------------------------------------------------------------------------------------------------
Tasty Baking Co.                                                           6,300          111,510
--------------------------------------------------------------------------------------------------
Triarc Cos.(1)                                                            10,200          247,860
                                                                                      ------------
                                                                                        9,444,265

--------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.4%
Duane Reade, Inc.(1)                                                      10,600          321,710
--------------------------------------------------------------------------------------------------
Fleming Cos., Inc.                                                        57,900        1,071,150
--------------------------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co., Inc.(The)(1)                            11,200          266,336
--------------------------------------------------------------------------------------------------
Spartan Stores, Inc.(1)                                                   38,900          465,244
--------------------------------------------------------------------------------------------------
United Natural Foods, Inc.(1)                                             38,800          970,000
                                                                                      ------------
                                                                                        3,094,440

--------------------------------------------------------------------------------------------------
Household Goods--0.6%
Dial Corp.(The)                                                           78,100        1,339,415
--------------------------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A                                         95,500          835,625
--------------------------------------------------------------------------------------------------
Revlon, Inc., Cl. A(1)                                                   122,300          814,518
--------------------------------------------------------------------------------------------------
Schweitzer-Mauduit International, Inc.                                    50,700        1,204,125
--------------------------------------------------------------------------------------------------
Tupperware Corp.                                                          11,700          225,225
                                                                                      ------------
                                                                                        4,418,908

                 20 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                     Market Value
                                                                          Shares       See Note 1
--------------------------------------------------------------------------------------------------
Tobacco--0.2%
DIMON, Inc.                                                               92,500      $   666,000
--------------------------------------------------------------------------------------------------
Standard Commercial Corp.                                                 64,700        1,067,550
                                                                                      ------------
                                                                                        1,733,550

--------------------------------------------------------------------------------------------------
Energy--6.4%
--------------------------------------------------------------------------------------------------
Energy Services--2.8%
Active Power, Inc.(1)                                                    105,300          716,040
--------------------------------------------------------------------------------------------------
Arch Coal, Inc.                                                           67,800        1,539,060
--------------------------------------------------------------------------------------------------
Cal Dive International, Inc.(1)                                           24,100          594,788
--------------------------------------------------------------------------------------------------
Carbo Ceramics, Inc.                                                      16,300          638,308
--------------------------------------------------------------------------------------------------
Core Laboratories NV(1)                                                   18,100          253,762
--------------------------------------------------------------------------------------------------
Ensign Resource Service Group, Inc.                                      102,300          855,544
--------------------------------------------------------------------------------------------------
Global Industries Ltd.(1)                                                156,700        1,394,630
--------------------------------------------------------------------------------------------------
Grant Prideco, Inc.(1)                                                   163,300        1,877,950
--------------------------------------------------------------------------------------------------
Grey Wolf, Inc.(1)                                                       365,500        1,085,535
--------------------------------------------------------------------------------------------------
Headwaters, Inc.(1)                                                       94,545        1,083,486
--------------------------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                                   51,500        1,719,070
--------------------------------------------------------------------------------------------------
Horizon Offshore, Inc.(1)                                                 65,700          495,378
--------------------------------------------------------------------------------------------------
Lufkin Industries, Inc.                                                   10,600          284,080
--------------------------------------------------------------------------------------------------
Massey Energy Co.                                                         67,900        1,407,567
--------------------------------------------------------------------------------------------------
Meridian Resource Corp.(The)(1)                                           39,700          158,403
--------------------------------------------------------------------------------------------------
Oceaneering International, Inc.(1)                                        26,200          579,544
--------------------------------------------------------------------------------------------------
Powell Industries, Inc.(1)                                                 1,700           31,909
--------------------------------------------------------------------------------------------------
Precision Drilling Corp.(1)                                               55,500        1,433,010
--------------------------------------------------------------------------------------------------
Rowan Cos., Inc.(1)                                                       29,300          567,541
--------------------------------------------------------------------------------------------------
Superior Energy Services, Inc.(1)                                         56,800          491,320
--------------------------------------------------------------------------------------------------
Tesco Corp.(1)                                                            38,800          321,814
--------------------------------------------------------------------------------------------------
Torch Offshore, Inc.(1)                                                   22,600          135,600
--------------------------------------------------------------------------------------------------
Trican Well Service Ltd.(1)                                              103,700          864,004
--------------------------------------------------------------------------------------------------
Trico Marine Services, Inc.(1)                                            71,400          539,070
--------------------------------------------------------------------------------------------------
Varco International, Inc.(1)                                              69,600        1,042,608
--------------------------------------------------------------------------------------------------
W-H Energy Services, Inc.(1)                                              35,700          680,085
                                                                                      ------------
                                                                                       20,790,106

--------------------------------------------------------------------------------------------------
Oil: Domestic--2.2%
Callon Petroleum Co.(1)                                                   89,200          611,020
--------------------------------------------------------------------------------------------------
Comstock Resources, Inc.(1)                                               21,500          150,500
--------------------------------------------------------------------------------------------------
Denbury Resources, Inc.(1)                                                71,800          524,858
--------------------------------------------------------------------------------------------------
Energy Partners Ltd.(1)                                                   15,900          120,045
--------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                       131,000        2,179,840

                 21 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                     Market Value
                                                                          Shares       See Note 1
--------------------------------------------------------------------------------------------------
Oil: Domestic Continued
Holly Corp.                                                               44,000      $   847,000
--------------------------------------------------------------------------------------------------
KCS Energy, Inc.(1)                                                        9,200           28,704
--------------------------------------------------------------------------------------------------
Nuevo Energy Co.(1)                                                          100            1,500
--------------------------------------------------------------------------------------------------
OSCA, Inc.(1)                                                             46,600          971,610
--------------------------------------------------------------------------------------------------
Pride International, Inc.(1)                                             100,800        1,522,080
--------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc.(1)                                            77,000        1,466,850
--------------------------------------------------------------------------------------------------
Range Resources Corp.(1)                                                  42,200          192,010
--------------------------------------------------------------------------------------------------
Seitel, Inc.(1)                                                           48,300          656,880
--------------------------------------------------------------------------------------------------
Spinnaker Exploration Co.(1)                                              14,900          613,284
--------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                              39,000        1,456,260
--------------------------------------------------------------------------------------------------
Swift Energy Co.(1)                                                       46,900          947,380
--------------------------------------------------------------------------------------------------
Syntroleum Corp.(1)                                                        7,200           51,120
--------------------------------------------------------------------------------------------------
Ultramar Diamond Shamrock Corp.                                           34,000        1,682,320
--------------------------------------------------------------------------------------------------
Unit Corp.(1)                                                             83,700        1,079,730
--------------------------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                                   67,700          978,265
                                                                                      ------------
                                                                                       16,081,256

--------------------------------------------------------------------------------------------------
Oil: International--1.4%
Baytex Energy Ltd.(1)                                                    575,700        1,576,025
--------------------------------------------------------------------------------------------------
Canadian 88 Energy Corp.(1)                                                7,000            8,190
--------------------------------------------------------------------------------------------------
Canadian 88 Energy Corp.(1)                                              450,000          507,423
--------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                            1,402           34,209
--------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                            2,322           55,726
--------------------------------------------------------------------------------------------------
Canadian Superior Energy, Inc.(formerly known as Prize Energy Corp.)(1)  531,524          522,767
--------------------------------------------------------------------------------------------------
Compton Petroleum Corp.(1)                                               550,000        1,447,096
--------------------------------------------------------------------------------------------------
Meota Resources Corp.(1)                                                 374,800          770,121
--------------------------------------------------------------------------------------------------
Paramount Resources Ltd.(1)                                              135,600        1,197,745
--------------------------------------------------------------------------------------------------
Penn West Petroleum Ltd.(1)                                               22,300          494,531
--------------------------------------------------------------------------------------------------
Purcell Energy Ltd.(1)                                                   287,000          593,310
--------------------------------------------------------------------------------------------------
Rio Alto Exploration Ltd.(1)                                              51,500          603,301
--------------------------------------------------------------------------------------------------
Ventus Energy Ltd.(1)                                                    520,000          977,260
--------------------------------------------------------------------------------------------------
Vermilion Resources Ltd.(1)                                              189,800        1,189,000
                                                                                      ------------
                                                                                        9,976,704

--------------------------------------------------------------------------------------------------
Financial--13.8%
--------------------------------------------------------------------------------------------------
Banks-6.6%
1st Source Corp.                                                          32,050          663,435
--------------------------------------------------------------------------------------------------
American Financial Holdings, Inc.                                         16,600          421,806
--------------------------------------------------------------------------------------------------
American Home Mortgage Holdings, Inc.                                     89,400        1,081,740
--------------------------------------------------------------------------------------------------
Area Bancshares Corp.                                                     14,000          272,580
--------------------------------------------------------------------------------------------------
ArrowFinancial Corp.                                                      18,060          527,171

                 22 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                     Market Value
                                                                          Shares       See Note 1
--------------------------------------------------------------------------------------------------
Banks Continued
Astoria Financial Corp.                                                   50,000       $1,323,000
--------------------------------------------------------------------------------------------------
BancFirst Corp.                                                            5,700          197,790
--------------------------------------------------------------------------------------------------
Banknorth Group, Inc.                                                     13,620          306,722
--------------------------------------------------------------------------------------------------
Banner Corp.                                                              23,300          394,003
--------------------------------------------------------------------------------------------------
Boston Private Financial Holdings, Inc.                                   12,800          282,496
--------------------------------------------------------------------------------------------------
Brookline Bancorp, Inc.                                                   42,000          690,480
--------------------------------------------------------------------------------------------------
BSB Bancorp, Inc.                                                          5,000          118,550
--------------------------------------------------------------------------------------------------
Citizens Banking Corp.                                                    14,600          480,048
--------------------------------------------------------------------------------------------------
Coastal Bancorp, Inc.                                                     27,800          803,420
--------------------------------------------------------------------------------------------------
Commercial Federal Corp.                                                  48,500        1,139,750
--------------------------------------------------------------------------------------------------
Community First Bankshares, Inc.                                          40,200        1,032,738
--------------------------------------------------------------------------------------------------
Connecticut Bancshares, Inc.                                              32,100          829,785
--------------------------------------------------------------------------------------------------
Corus Bankshares, Inc.                                                     6,000          272,400
--------------------------------------------------------------------------------------------------
CVB Financial Corp.                                                        9,300          217,620
--------------------------------------------------------------------------------------------------
Dime Community Bancshares, Inc.                                           52,300        1,467,538
--------------------------------------------------------------------------------------------------
Downey Financial Corp.                                                    28,200        1,163,250
--------------------------------------------------------------------------------------------------
F.N.B. Corp.                                                              30,050          791,818
--------------------------------------------------------------------------------------------------
First BanCorp                                                             24,100          686,850
--------------------------------------------------------------------------------------------------
First Citizens BancShares, Inc., Cl. A                                     4,500          439,875
--------------------------------------------------------------------------------------------------
First Commonwealth Financial Corp.                                        16,000          184,320
--------------------------------------------------------------------------------------------------
First Federal Capital Corp.                                               31,200          489,840
--------------------------------------------------------------------------------------------------
First Financial Bankshares, Inc.                                           6,500          195,650
--------------------------------------------------------------------------------------------------
First Indiana Corp.                                                       21,000          460,110
--------------------------------------------------------------------------------------------------
First Midwest Bancorp, Inc.                                               19,150          558,989
--------------------------------------------------------------------------------------------------
First Place Financial Corp.                                               30,200          475,650
--------------------------------------------------------------------------------------------------
First Republic Bank(1)                                                    18,900          456,435
--------------------------------------------------------------------------------------------------
First Sentinel Bancorp, Inc.                                              69,000          863,880
--------------------------------------------------------------------------------------------------
Glacier Bancorp, Inc.                                                     42,600          886,932
--------------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                                           55,800          948,600
--------------------------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                                     83,200        1,480,128
--------------------------------------------------------------------------------------------------
Hudson United Bancorp                                                      3,700          106,190
--------------------------------------------------------------------------------------------------
Independence Community Bank Corp.                                         72,500        1,650,100
--------------------------------------------------------------------------------------------------
Independent Bank Corp.--Massachusetts                                     58,800        1,263,612
--------------------------------------------------------------------------------------------------
Independent Bank Corp.--Michigan                                          46,575        1,294,785
--------------------------------------------------------------------------------------------------
International Bancshares Corp.                                            15,100          636,465
--------------------------------------------------------------------------------------------------
Irwin Financial Corp.                                                     19,700          334,900
--------------------------------------------------------------------------------------------------
Knight Trading Group, Inc.(1)                                             32,000          352,640
--------------------------------------------------------------------------------------------------
MAF Bancorp, Inc.                                                         60,600        1,787,700
--------------------------------------------------------------------------------------------------
Main Street Banks, Inc.                                                   13,300          218,120
--------------------------------------------------------------------------------------------------
Mississippi Valley Bancshares, Inc.                                       29,000        1,136,800

                 23 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                     Market Value
                                                                          Shares       See Note 1
--------------------------------------------------------------------------------------------------
Banks Continued
NBT Bancorp, Inc.                                                         27,600      $   399,924
--------------------------------------------------------------------------------------------------
Net.B@nk, Inc.(1)                                                          3,900           40,872
--------------------------------------------------------------------------------------------------
Old Second Bancorp, Inc.                                                   2,800          110,376
--------------------------------------------------------------------------------------------------
Oriental Financial Group, Inc.                                             5,000           93,000
--------------------------------------------------------------------------------------------------
Pacific Northwest Bancorp                                                 47,000          961,620
--------------------------------------------------------------------------------------------------
PFF Bancorp, Inc.                                                         37,300        1,029,480
--------------------------------------------------------------------------------------------------
Prosperity Bancshares, Inc.                                               38,000        1,025,620
--------------------------------------------------------------------------------------------------
Provident Bankshares Corp.                                                 6,650          161,595
--------------------------------------------------------------------------------------------------
Provident Financial Group, Inc.                                           17,600          462,528
--------------------------------------------------------------------------------------------------
Quaker City Bancorp, Inc.(1)                                              10,900          325,365
--------------------------------------------------------------------------------------------------
R & G Financial Corp., Cl. B                                              63,700        1,091,818
--------------------------------------------------------------------------------------------------
Republic Bancorp, Inc.                                                    23,200          321,320
--------------------------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A                                             42,150          568,604
--------------------------------------------------------------------------------------------------
Roslyn Bancorp, Inc.                                                      68,100        1,191,750
--------------------------------------------------------------------------------------------------
S&T Bancorp, Inc.                                                         49,900        1,211,572
--------------------------------------------------------------------------------------------------
Sandy Spring Bancorp, Inc.                                                45,000        1,433,700
--------------------------------------------------------------------------------------------------
Seacoast Banking Corp. of Florida, Cl. A                                  18,000          835,200
--------------------------------------------------------------------------------------------------
Seacoast Financial Services Corp.                                         86,400        1,481,760
--------------------------------------------------------------------------------------------------
Second Bancorp, Inc.                                                      21,300          460,293
--------------------------------------------------------------------------------------------------
South Financial Group, Inc.(The)                                          49,400          876,850
--------------------------------------------------------------------------------------------------
St. Francis Capital Corp.                                                 21,000          485,730
--------------------------------------------------------------------------------------------------
Staten Island Bancorp, Inc.                                               33,100          539,861
--------------------------------------------------------------------------------------------------
Sterling Bancshares, Inc.                                                 63,150          790,638
--------------------------------------------------------------------------------------------------
Umpqua Holdings Corp.                                                      4,200           56,700
--------------------------------------------------------------------------------------------------
United National Bancorp                                                    6,000          144,060
--------------------------------------------------------------------------------------------------
Waypoint Financial Corp.                                                  16,200          244,296
--------------------------------------------------------------------------------------------------
WesBanco, Inc.                                                            15,900          335,967
--------------------------------------------------------------------------------------------------
Westcorp                                                                   1,000           18,670
                                                                                      ------------
                                                                                       48,085,880

--------------------------------------------------------------------------------------------------
Diversified Financial--2.9%
Actrade Financial Technologies Ltd.(1)                                    52,100        1,534,345
--------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc.(1)                                        19,500        1,374,360
--------------------------------------------------------------------------------------------------
BancFirst Ohio Corp.                                                       7,800          188,370
--------------------------------------------------------------------------------------------------
Centennial Bancorp                                                        40,585          299,517
--------------------------------------------------------------------------------------------------
CompuCredit Corp.(1)                                                       1,400           16,464
--------------------------------------------------------------------------------------------------
Credit Acceptance Corp.(1)                                                41,400          368,460
--------------------------------------------------------------------------------------------------
DiamondCluster International, Inc., A Shares(1)                          114,600        1,501,260
--------------------------------------------------------------------------------------------------
Doral Financial Corp.                                                     36,800        1,148,528
--------------------------------------------------------------------------------------------------
Eaton Vance Corp.                                                          9,600          341,280
--------------------------------------------------------------------------------------------------
eFunds Corp.(1)                                                           96,087        1,321,196

                 24 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                     Market Value
                                                                          Shares       See Note 1
--------------------------------------------------------------------------------------------------
Diversified Financial Continued
Federal Agricultural Mortgage Corp., Non-Vtg.(1)                          40,700      $ 1,648,350
--------------------------------------------------------------------------------------------------
Financial Federal Corp.(1)                                                12,400          387,500
--------------------------------------------------------------------------------------------------
First American Corp.(The)                                                 41,200          772,088
--------------------------------------------------------------------------------------------------
Gabelli Asset Management, Inc.(1)                                         19,000          820,800
--------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                     27,000          928,800
--------------------------------------------------------------------------------------------------
IBERIABANK Corp.                                                          33,550          930,006
--------------------------------------------------------------------------------------------------
Interactive Data Corp.                                                    87,700        1,240,078
--------------------------------------------------------------------------------------------------
Jefferies Group, Inc.                                                     13,600          575,416
--------------------------------------------------------------------------------------------------
John Nuveen Co.(The), Cl. A                                                6,150          328,902
--------------------------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.(1)                                                2,700           48,735
--------------------------------------------------------------------------------------------------
Ladenburg Thalmann Financial Services, Inc.(1)                             6,989            6,080
--------------------------------------------------------------------------------------------------
Medallion Financial Corp.                                                 11,100           87,690
--------------------------------------------------------------------------------------------------
MemberWorks, Inc.(1)                                                      95,300        1,335,153
--------------------------------------------------------------------------------------------------
Metris Cos., Inc.                                                         61,600        1,583,736
--------------------------------------------------------------------------------------------------
Mutual Risk Management Ltd.                                               15,000          109,500
--------------------------------------------------------------------------------------------------
NCO Group, Inc.(1)                                                        36,800          842,720
--------------------------------------------------------------------------------------------------
Realty Income Corp.                                                        4,900          144,060
--------------------------------------------------------------------------------------------------
Resource Bancshares Mortgage Group, Inc.                                  17,000          194,820
--------------------------------------------------------------------------------------------------
Student Loan Corp.(The)                                                    4,300          346,580
--------------------------------------------------------------------------------------------------
Trammell CrowCo.(1)                                                        8,900          104,130
--------------------------------------------------------------------------------------------------
WFS Financial, Inc.                                                       15,222          365,480
--------------------------------------------------------------------------------------------------
World Acceptance Corp.(1)                                                 14,800          108,040
--------------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                            6,600          184,404
                                                                                      ------------
                                                                                       21,186,848

--------------------------------------------------------------------------------------------------
Insurance--1.9%
21st Century Insurance Group                                               1,900           36,955
--------------------------------------------------------------------------------------------------
Alfa Corp.                                                                22,200          498,168
--------------------------------------------------------------------------------------------------
AmerUs Group Co.                                                          40,500        1,451,520
--------------------------------------------------------------------------------------------------
Commerce Group, Inc.(The)                                                 21,300          802,797
--------------------------------------------------------------------------------------------------
Fremont General Corp.                                                    196,500        1,536,630
--------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                                         42,800        1,228,360
--------------------------------------------------------------------------------------------------
Ohio Casualty Corp.(1)                                                    92,100        1,478,205
--------------------------------------------------------------------------------------------------
Philadelphia Consolidated Holding Co.(1)                                  25,700          969,147
--------------------------------------------------------------------------------------------------
Phoenix Cos., Inc.(The)(1)                                                37,700          697,450
--------------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                                        17,200          572,416
--------------------------------------------------------------------------------------------------
Stewart Information Services Corp.(1)                                     30,900          610,275
--------------------------------------------------------------------------------------------------
Trenwick Group Ltd.                                                      131,600        1,338,372
--------------------------------------------------------------------------------------------------
Triad Guaranty, Inc.(1)                                                    1,200           43,524
--------------------------------------------------------------------------------------------------
UICI(1)                                                                   63,300          854,550
--------------------------------------------------------------------------------------------------
Vesta Insurance Group, Inc.                                              178,300        1,426,400
                                                                                      ------------
                                                                                       13,544,769

                 25 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                     Market Value
                                                                          Shares       See Note 1
--------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--0.2%
Healthcare Realty Trust, Inc.                                              3,000      $    84,000
--------------------------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc.(1)                                        49,700        1,161,986
--------------------------------------------------------------------------------------------------
Redwood Trust, Inc.                                                        5,900          142,957
                                                                                      ------------
                                                                                        1,388,943

--------------------------------------------------------------------------------------------------
Savings & Loans--2.2%
BankAtlantic Bancorp, Inc.                                                92,000          844,560
--------------------------------------------------------------------------------------------------
BankUnited Financial Corp., Cl. A(1)                                      67,200          997,920
--------------------------------------------------------------------------------------------------
Bay View Capital Corp.(1)                                                 90,100          660,433
--------------------------------------------------------------------------------------------------
CFS Bancorp, Inc.                                                         31,000          444,850
--------------------------------------------------------------------------------------------------
Commonwealth Bancorp, Inc.                                                50,700        1,123,005
--------------------------------------------------------------------------------------------------
Fidelity Bankshares, Inc.                                                 75,165        1,200,385
--------------------------------------------------------------------------------------------------
First Essex Bancorp, Inc.                                                 20,050          565,009
--------------------------------------------------------------------------------------------------
First Financial Holdings, Inc.                                            48,000        1,160,160
--------------------------------------------------------------------------------------------------
First Niagara Financial Group, Inc.                                       21,000          353,430
--------------------------------------------------------------------------------------------------
Flagstar Bancorp, Inc.                                                    61,500        1,237,995
--------------------------------------------------------------------------------------------------
Flushing Financial Corp.                                                  34,960          622,288
--------------------------------------------------------------------------------------------------
Hudson River Bancorp, Inc.                                                33,000          722,700
--------------------------------------------------------------------------------------------------
Local Financial Corp.(1)                                                  50,900          712,091
--------------------------------------------------------------------------------------------------
OceanFirst Financial Corp.                                                 6,000          144,960
--------------------------------------------------------------------------------------------------
PennFed Financial Services, Inc.                                          10,700          265,574
--------------------------------------------------------------------------------------------------
Port Financial Corp.                                                      24,400          636,108
--------------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc.                                                  150,000        1,836,000
--------------------------------------------------------------------------------------------------
Troy Financial Corp.                                                      25,700          637,360
--------------------------------------------------------------------------------------------------
Webster Financial Corp.                                                   41,600        1,311,648
--------------------------------------------------------------------------------------------------
WSFS Financial Corp.                                                      13,600          235,960
                                                                                      ------------
                                                                                       15,712,436

--------------------------------------------------------------------------------------------------
Healthcare--12.6%
--------------------------------------------------------------------------------------------------
Healthcare/Drugs--6.7%
Aclara Biosciences, Inc.(1)                                               49,500          250,965
--------------------------------------------------------------------------------------------------
Adolor Corp.(1)                                                           21,500          385,925
--------------------------------------------------------------------------------------------------
Advanced Neuromodulation Systems, Inc.(1)                                  2,300           81,075
--------------------------------------------------------------------------------------------------
Advanced Tissue Sciences, Inc., Cl. A(1)                                  10,100           44,036
--------------------------------------------------------------------------------------------------
Alkermes, Inc.(1)                                                         20,400          537,744
--------------------------------------------------------------------------------------------------
American Medical Systems Holdings, Inc.(1)                                57,400        1,187,606
--------------------------------------------------------------------------------------------------
AMERIGROUP Corp.(1)                                                       37,800          824,040
--------------------------------------------------------------------------------------------------
AMN Healthcare Services, Inc.(1)                                          30,600          838,440
--------------------------------------------------------------------------------------------------
Arena Pharmaceuticals, Inc.(1)                                            56,600          680,898
--------------------------------------------------------------------------------------------------
ARIAD Pharmaceuticals, Inc.(1)                                            46,700          248,911
--------------------------------------------------------------------------------------------------
Array BioPharma, Inc.(1)                                                  48,800          725,168

                 26 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                     Market Value
                                                                           Shares      See Note 1
--------------------------------------------------------------------------------------------------
Healthcare/Drugs Continued
Atrix Laboratories, Inc.(1)                                               35,600       $  733,716
--------------------------------------------------------------------------------------------------
BioMarin Pharmaceutical, Inc.(1)                                          22,300          299,712
--------------------------------------------------------------------------------------------------
BioTechnology General Corp.(1)                                            63,300          520,959
--------------------------------------------------------------------------------------------------
Bruker AXS, Inc.(1)                                                       63,200          413,328
--------------------------------------------------------------------------------------------------
CIMA Labs, Inc.(1)                                                        18,900          683,235
--------------------------------------------------------------------------------------------------
Ciphergen Biosystems, Inc.(1)                                             13,300          106,400
--------------------------------------------------------------------------------------------------
COR Therapeutics, Inc.(1)                                                 34,900          835,157
--------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc.(1)                                           13,000          467,480
--------------------------------------------------------------------------------------------------
CV Therapeutics, Inc.(1)                                                  10,300          535,806
--------------------------------------------------------------------------------------------------
Cygnus, Inc.(1)                                                            4,000           21,000
--------------------------------------------------------------------------------------------------
deCODE genetics, Inc.(1)                                                  98,500          965,300
--------------------------------------------------------------------------------------------------
Diagnostic Products Corp.                                                  5,700          250,515
--------------------------------------------------------------------------------------------------
Exelixis, Inc.(1)                                                         68,600        1,140,132
--------------------------------------------------------------------------------------------------
Genta, Inc.(1)                                                            73,800        1,050,174
--------------------------------------------------------------------------------------------------
Genzyme Transgenics Corp.(1)                                              58,700          341,634
--------------------------------------------------------------------------------------------------
Hemosol, Inc.(1)                                                          34,000          154,020
--------------------------------------------------------------------------------------------------
Hyseq, Inc.(1)                                                            22,000          169,840
--------------------------------------------------------------------------------------------------
Idexx Laboratories, Inc.(1)                                               28,100          801,131
--------------------------------------------------------------------------------------------------
ILEX Oncology, Inc.(1)                                                    23,200          627,328
--------------------------------------------------------------------------------------------------
Impax Laboratories, Inc.(1)                                               92,800        1,247,232
--------------------------------------------------------------------------------------------------
Incyte Pharmaceuticals, Inc.(1)                                           57,500        1,117,800
--------------------------------------------------------------------------------------------------
Integra LifeSciences Holdings Corp.(1)                                    39,500        1,040,430
--------------------------------------------------------------------------------------------------
Interneuron Pharmaceuticals, Inc.(1)                                      34,200          379,278
--------------------------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc.(1)                                             72,100        1,599,899
--------------------------------------------------------------------------------------------------
K-V Pharmaceutical Co., Cl. A(1)                                          12,700          374,650
--------------------------------------------------------------------------------------------------
Kos Pharmaceuticals, Inc.(1)                                              39,600        1,370,160
--------------------------------------------------------------------------------------------------
LabOne, Inc.(1)                                                           25,900          398,860
--------------------------------------------------------------------------------------------------
Ligand Pharmaceuticals, Inc., Cl. B(1)                                    61,200        1,095,480
--------------------------------------------------------------------------------------------------
Lumenis Ltd.(1)                                                           66,600        1,312,020
--------------------------------------------------------------------------------------------------
Luminex Corp.(1)                                                           2,700           45,792
--------------------------------------------------------------------------------------------------
Martek Biosciences Corp.(1)                                               14,600          317,550
--------------------------------------------------------------------------------------------------
Matria Healthcare, Inc.(1)                                                 4,100          141,983
--------------------------------------------------------------------------------------------------
Medicines Co.(The)(1)                                                     18,500          214,415
--------------------------------------------------------------------------------------------------
Merit Medical Systems, Inc.(1)                                            29,300          547,324
--------------------------------------------------------------------------------------------------
MGI Pharma, Inc.(1)                                                       35,100          536,328
--------------------------------------------------------------------------------------------------
MIM Corp.(1)                                                             123,700        2,201,860
--------------------------------------------------------------------------------------------------
Myriad Genetics, Inc.(1)                                                  19,500        1,026,480
--------------------------------------------------------------------------------------------------
Nabi(1)                                                                   24,500          252,840
--------------------------------------------------------------------------------------------------
NPS Pharmaceuticals, Inc.(1)                                               8,800          337,040
--------------------------------------------------------------------------------------------------
OraSure Technologies, Inc.(1)                                             34,100          414,315

               27 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                     Market Value
                                                                          Shares       See Note 1
--------------------------------------------------------------------------------------------------
Healthcare/Drugs Continued
Orchid Biosciences, Inc.(1)                                              116,800      $   642,400
--------------------------------------------------------------------------------------------------
Organogenesis, Inc.(1)                                                    24,100          115,680
--------------------------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(1)                                               8,800          402,512
--------------------------------------------------------------------------------------------------
PDI, Inc.(1)                                                              30,400          678,528
--------------------------------------------------------------------------------------------------
Penwest Pharmaceuticals Co.(1)                                            43,800          878,190
--------------------------------------------------------------------------------------------------
PharmaNetics, Inc.(1)                                                     24,000          174,000
--------------------------------------------------------------------------------------------------
Progenics Pharmaceuticals, Inc.(1)                                         7,300          134,831
--------------------------------------------------------------------------------------------------
Sangamo BioSciences, Inc.(1)                                              30,000          280,200
--------------------------------------------------------------------------------------------------
SangStat Medical Corp.(1)                                                 72,300        1,419,972
--------------------------------------------------------------------------------------------------
Scios-Nova, Inc.(1)                                                       18,500          439,745
--------------------------------------------------------------------------------------------------
Sequenom, Inc.(1)                                                        122,900        1,311,343
--------------------------------------------------------------------------------------------------
Serologicals Corp.(1)                                                     55,300        1,188,950
--------------------------------------------------------------------------------------------------
Sicor, Inc.(1)                                                            48,000          752,640
--------------------------------------------------------------------------------------------------
SuperGen, Inc.(1)                                                          1,900           27,208
--------------------------------------------------------------------------------------------------
Syncor International Corp.(1)                                              8,500          243,440
--------------------------------------------------------------------------------------------------
Telik, Inc.(1)                                                            54,100          730,350
--------------------------------------------------------------------------------------------------
Trimeris, Inc.(1)                                                         15,300          688,041
--------------------------------------------------------------------------------------------------
Trizetto Group, Inc.(1)                                                    5,300           69,536
--------------------------------------------------------------------------------------------------
Tularik, Inc.(1)                                                          18,200          437,164
--------------------------------------------------------------------------------------------------
U.S. Physical Therapy, Inc.(1)                                            67,500        1,090,800
--------------------------------------------------------------------------------------------------
V.I. Technologies, Inc.(1)                                               102,400          711,680
--------------------------------------------------------------------------------------------------
Vector Group Ltd.                                                         20,085          659,792
--------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc.(1)                                          22,400          506,688
--------------------------------------------------------------------------------------------------
Vical, Inc.(1)                                                             3,400           41,616
--------------------------------------------------------------------------------------------------
ViroPharma, Inc.(1)                                                       12,000          275,400
--------------------------------------------------------------------------------------------------
VitalWorks, Inc.(1)                                                       92,800          524,320
--------------------------------------------------------------------------------------------------
West Pharmaceutical Services, Inc.                                        34,200          909,720
--------------------------------------------------------------------------------------------------
XOMA Ltd.(1)                                                             158,000        1,556,300
                                                                                      ------------
                                                                                       48,784,457

--------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--5.9%
Accredo Health, Inc.(1)                                                    7,400          293,780
--------------------------------------------------------------------------------------------------
Aksys Ltd.(1)                                                             96,000          446,400
--------------------------------------------------------------------------------------------------
Alliance Imaging, Inc.(1)                                                 31,900          389,180
--------------------------------------------------------------------------------------------------
American Healthways, Inc.(1)                                              50,550        1,614,567
--------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc.(1)                                             169,900        1,461,140
--------------------------------------------------------------------------------------------------
Bioject Medical Technologies, Inc.(1)                                      3,600           45,324
--------------------------------------------------------------------------------------------------
Cantel Medical Corp.                                                      49,000          935,410
--------------------------------------------------------------------------------------------------
Caremark Rx, Inc.(1)                                                      76,000        1,239,560
--------------------------------------------------------------------------------------------------
Centene Corp.(1)                                                          19,500          428,025

                 28 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                     Market Value
                                                                           Shares      See Note 1
--------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services Continued
Closure Medical Corp.(1)                                                    2,100      $   49,056
--------------------------------------------------------------------------------------------------
Conceptus, Inc.                                                            23,700         559,320
--------------------------------------------------------------------------------------------------
CONMED Corp.(1)                                                            43,900         876,244
--------------------------------------------------------------------------------------------------
CorVel Corp.(1)                                                            45,350       1,485,213
--------------------------------------------------------------------------------------------------
Covance, Inc.(1)                                                           66,500       1,509,550
--------------------------------------------------------------------------------------------------
D&K Healthcare Resources, Inc.                                             27,400       1,560,430
--------------------------------------------------------------------------------------------------
Datascope Corp.                                                             1,900          64,448
--------------------------------------------------------------------------------------------------
DaVita, Inc.(1)                                                            33,900         828,855
--------------------------------------------------------------------------------------------------
Dynacare, Inc.(1)                                                          68,400       1,155,276
--------------------------------------------------------------------------------------------------
Dynacq International, Inc.(1)                                              45,000       1,002,150
--------------------------------------------------------------------------------------------------
Endocare, Inc.(1)                                                          24,400         437,492
--------------------------------------------------------------------------------------------------
Fischer Imaging Corp.(1)                                                   71,300         858,452
--------------------------------------------------------------------------------------------------
Gene Logic, Inc.(1)                                                        55,500       1,045,620
--------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc.(1)                                           11,000         241,450
--------------------------------------------------------------------------------------------------
Haemonetics Corp.(1)                                                       29,000         983,680
--------------------------------------------------------------------------------------------------
ICU Medical, Inc.(1)                                                       16,100         716,450
--------------------------------------------------------------------------------------------------
INAMED Corp.(1)                                                            20,800         625,456
--------------------------------------------------------------------------------------------------
Kensey Nash Corp.(1)                                                       29,200         525,600
--------------------------------------------------------------------------------------------------
Ladish Co., Inc.(1)                                                        68,700         750,204
--------------------------------------------------------------------------------------------------
Landauer, Inc.                                                             26,200         886,870
--------------------------------------------------------------------------------------------------
Manor Care, Inc.(1)                                                        60,700       1,439,197
--------------------------------------------------------------------------------------------------
Med-Design Corp. (The)(1)                                                   6,400         126,080
--------------------------------------------------------------------------------------------------
MedCath Corp.(1)                                                           17,000         285,260
--------------------------------------------------------------------------------------------------
Medical Action Industries, Inc.(1)                                         77,100       1,195,050
--------------------------------------------------------------------------------------------------
Mentor Corp.                                                                8,200         234,192
--------------------------------------------------------------------------------------------------
Mid Atlantic Medical Services, Inc.(1)                                     54,600       1,239,420
--------------------------------------------------------------------------------------------------
Mine Safety Applicances Co.                                                11,700         469,755
--------------------------------------------------------------------------------------------------
NaPro BioTherapeutics, Inc.(1)                                             12,500         142,500
--------------------------------------------------------------------------------------------------
North American Scientific, Inc.(1)                                            300           4,020
--------------------------------------------------------------------------------------------------
Novoste Corp.(1)                                                            6,100          53,314
--------------------------------------------------------------------------------------------------
Ocular Sciences, Inc.(1)                                                   50,200       1,169,660
--------------------------------------------------------------------------------------------------
Option Care, Inc.(1)                                                       45,000         879,750
--------------------------------------------------------------------------------------------------
Oxford Health Plans, Inc.(1)                                               29,000         874,060
--------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.(1)                                         40,000         640,000
--------------------------------------------------------------------------------------------------
PSS World Medical, Inc.(1)                                                186,000       1,517,760
--------------------------------------------------------------------------------------------------
Schein (Henry), Inc.(1)                                                    16,100         596,183
--------------------------------------------------------------------------------------------------
Sierra Health Services, Inc.(1)                                           158,800       1,286,280
--------------------------------------------------------------------------------------------------
Sola International, Inc.(1)                                                96,500       1,872,100
--------------------------------------------------------------------------------------------------
SRI/Surgical Express, Inc.(1)                                              20,700         331,200

                  29 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                     Market Value
                                                                          Shares       See Note 1
--------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services Continued
Steris Corp.(1)                                                           66,300      $ 1,211,301
--------------------------------------------------------------------------------------------------
Sunrise Assisted Living, Inc.(1)                                          15,200          442,472
--------------------------------------------------------------------------------------------------
Theragenics Corp.(1)                                                      83,100          819,366
--------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.(1)                                                  27,300          801,255
--------------------------------------------------------------------------------------------------
Unilab Corp.(1)                                                           13,400          336,340
--------------------------------------------------------------------------------------------------
United Surgical Partners International, Inc.(1)                           43,800          926,370
--------------------------------------------------------------------------------------------------
Urologix, Inc.(1)                                                         39,600          793,980
--------------------------------------------------------------------------------------------------
VISX, Inc.(1)                                                             48,700          645,275
                                                                                      ------------
                                                                                       43,347,342
--------------------------------------------------------------------------------------------------

Technology--21.0%
--------------------------------------------------------------------------------------------------
Computer Hardware--2.8%
Adaptec, Inc.(1)                                                          80,900        1,173,050
--------------------------------------------------------------------------------------------------
Avid Technology, Inc.(1)                                                   2,000           24,300
--------------------------------------------------------------------------------------------------
Bell Microproducts, Inc.(1)                                                2,700           34,074
--------------------------------------------------------------------------------------------------
Echelon Corp.(1)                                                          81,300        1,151,208
--------------------------------------------------------------------------------------------------
EMCORE Corp.(1)                                                           24,400          328,180
--------------------------------------------------------------------------------------------------
Gerber Scientific, Inc.                                                   20,200          187,860
--------------------------------------------------------------------------------------------------
Handspring, Inc.(1)                                                      240,800        1,622,992
--------------------------------------------------------------------------------------------------
Imation Corp.(1)                                                          25,300          545,974
--------------------------------------------------------------------------------------------------
Intergraph Corp.(1)                                                      105,000        1,442,700
--------------------------------------------------------------------------------------------------
Mentor Graphics Corp.(1)                                                  29,400          692,958
--------------------------------------------------------------------------------------------------
Mercury Computer Systems, Inc.(1)                                         23,100          903,441
--------------------------------------------------------------------------------------------------
Microtune, Inc.(1)                                                        65,000        1,524,900
--------------------------------------------------------------------------------------------------
MTS Systems Corp.                                                        100,900        1,020,099
--------------------------------------------------------------------------------------------------
Nassda Corp.(1)                                                           11,600          260,884
--------------------------------------------------------------------------------------------------
Netsolve, Inc.(1)                                                        133,200        1,398,600
--------------------------------------------------------------------------------------------------
Optimal Robotics Corp.(1)                                                 47,800        1,694,510
--------------------------------------------------------------------------------------------------
Pinnacle Systems, Inc.(1)                                                 47,200          374,768
--------------------------------------------------------------------------------------------------
Quantum Corp.-DLT& Storage Systems Group (1)                             116,000        1,142,600
--------------------------------------------------------------------------------------------------
Radiant Systems, Inc.(1)                                                  11,500          132,250
--------------------------------------------------------------------------------------------------
Read-Rite Corp.(1)                                                       219,300        1,449,573
--------------------------------------------------------------------------------------------------
Silicon Graphics, Inc.(1)                                                655,900        1,377,390
--------------------------------------------------------------------------------------------------
Storage Technology Corp.(1)                                               39,000          806,130
--------------------------------------------------------------------------------------------------
Stratos Lightwave, Inc.(1)                                               197,600        1,215,240
--------------------------------------------------------------------------------------------------
Synplicity, Inc.(1)                                                       18,400          248,216
                                                                                      ------------
                                                                                       20,751,897

                  30 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                     Market Value
                                                                          Shares       See Note 1
--------------------------------------------------------------------------------------------------
Computer Services--3.4%
American Management Systems, Inc.(1)                                      29,800      $   538,784
--------------------------------------------------------------------------------------------------
Art Technology Group, Inc.(1)                                            350,600        1,220,088
--------------------------------------------------------------------------------------------------
Bel Fuse, Inc., Cl. A(1)                                                   9,000          215,550
--------------------------------------------------------------------------------------------------
Blue Martini Software, Inc.(1)                                           235,700          709,457
--------------------------------------------------------------------------------------------------
C-COR.net Corp.(1)                                                         2,400           34,968
--------------------------------------------------------------------------------------------------
Centillium Communications, Inc.(1)                                       186,300        1,464,318
--------------------------------------------------------------------------------------------------
ChipPAC, Inc.(1)                                                             500            3,710
--------------------------------------------------------------------------------------------------
Crossroads Systems, Inc.(1)                                               79,200          355,608
--------------------------------------------------------------------------------------------------
Digex, Inc.                                                              185,900          555,841
--------------------------------------------------------------------------------------------------
Docent, Inc.(1)                                                           42,000          133,140
--------------------------------------------------------------------------------------------------
FactSet Research Systems, Inc.                                            25,200          880,740
--------------------------------------------------------------------------------------------------
FalconStor Software, Inc.(1)                                              14,600          132,276
--------------------------------------------------------------------------------------------------
First Consulting Group, Inc.(1)                                           79,300        1,241,045
--------------------------------------------------------------------------------------------------
Foundry Networks, Inc.(1)                                                139,800        1,139,370
--------------------------------------------------------------------------------------------------
HomeStore.com, Inc.(1)                                                   139,900          402,912
--------------------------------------------------------------------------------------------------
I-many, Inc.(1)                                                          129,100        1,245,815
--------------------------------------------------------------------------------------------------
Integral Systems, Inc.(1),(2)                                             25,000          457,188
--------------------------------------------------------------------------------------------------
Kronos, Inc.(1)                                                           20,950        1,013,561
--------------------------------------------------------------------------------------------------
LogicVision, Inc.(1)                                                      64,200          818,550
--------------------------------------------------------------------------------------------------
MedQuist, Inc.(1)                                                            600           17,550
--------------------------------------------------------------------------------------------------
MoldflowCorp.(1)                                                          22,100          316,472
--------------------------------------------------------------------------------------------------
Multilink Technology Corp.(1)                                             38,600          250,128
--------------------------------------------------------------------------------------------------
Neoforma, Inc.(1)                                                         41,300        1,203,895
--------------------------------------------------------------------------------------------------
NetScreen Technologies, Inc.(1)                                           13,300          294,329
--------------------------------------------------------------------------------------------------
OneSource Information Services, Inc.(1)                                      900            8,460
--------------------------------------------------------------------------------------------------
Openwave Systems, Inc.(1)                                                121,700        1,191,443
--------------------------------------------------------------------------------------------------
Overture Services, Inc.(1)                                                41,500        1,470,345
--------------------------------------------------------------------------------------------------
Priceline.com, Inc.(1)                                                    58,600          341,052
--------------------------------------------------------------------------------------------------
Sonus Networks, Inc.(1)                                                  251,400        1,161,468
--------------------------------------------------------------------------------------------------
Stamps.com, Inc.(1)                                                       89,900          321,842
--------------------------------------------------------------------------------------------------
Tier Technologies, Inc., Cl. B(1)                                         56,300        1,213,828
--------------------------------------------------------------------------------------------------
Tripos, Inc.(1)                                                           79,300        1,514,630
--------------------------------------------------------------------------------------------------
VerticalNet, Inc.(1)                                                     230,800          323,120
--------------------------------------------------------------------------------------------------
WatchGuard Technologies, Inc.(1)                                          26,000          169,260
--------------------------------------------------------------------------------------------------
Websense, Inc.(1)                                                         87,900        2,818,953
                                                                                      ------------
                                                                                       25,179,696

                  31 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                     Market Value
                                                                          Shares       See Note 1
--------------------------------------------------------------------------------------------------
Computer Software--7.1%
Acclaim Entertainment, Inc.(1)                                           221,400       $1,173,420
--------------------------------------------------------------------------------------------------
Actuate Corp.(1)                                                         160,400          845,308
--------------------------------------------------------------------------------------------------
Ansoft Corp.(1)                                                          127,000        1,854,200
--------------------------------------------------------------------------------------------------
ANSYS, Inc.(1)                                                            72,200        1,779,730
--------------------------------------------------------------------------------------------------
AsiaInfo Holdings, Inc.(1)                                                42,300          736,866
--------------------------------------------------------------------------------------------------
Avant! Corp.(1)                                                           66,600        1,364,634
--------------------------------------------------------------------------------------------------
Axcelis Technologies, Inc.(1)                                            139,300        1,795,577
--------------------------------------------------------------------------------------------------
Borland Software Corp.(1)                                                 79,000        1,237,140
--------------------------------------------------------------------------------------------------
CacheFlow, Inc.(1)                                                       309,400          829,192
--------------------------------------------------------------------------------------------------
Catapult Communications Corp.(1)                                          78,000        2,032,680
--------------------------------------------------------------------------------------------------
Centra Software, Inc.(1)                                                  12,300           98,400
--------------------------------------------------------------------------------------------------
Concord Communications, Inc.(1)                                            3,600           74,340
--------------------------------------------------------------------------------------------------
Covad Communications Group, Inc.(1)                                      346,700          991,562
--------------------------------------------------------------------------------------------------
Descartes Systems Group, Inc. (The)(1)                                    51,000          379,950
--------------------------------------------------------------------------------------------------
Digital River, Inc.(1)                                                    34,200          544,464
--------------------------------------------------------------------------------------------------
Embarcadero Technologies, Inc.(1)                                          8,100          196,020
--------------------------------------------------------------------------------------------------
EPIQ Systems, Inc.(1)                                                     71,700        1,387,395
--------------------------------------------------------------------------------------------------
FileNet Corp.(1)                                                          27,900          566,091
--------------------------------------------------------------------------------------------------
HPL Technologies, Inc. (1)                                                74,900        1,336,965
--------------------------------------------------------------------------------------------------
Hyperion Solutions Corp.(1)                                               71,200        1,414,032
--------------------------------------------------------------------------------------------------
IDX Systems Corp.(1)                                                      50,000          650,500
--------------------------------------------------------------------------------------------------
Information Resources, Inc.(1)                                            19,500          161,850
--------------------------------------------------------------------------------------------------
Innodata Corp.(1)                                                         64,200          190,674
--------------------------------------------------------------------------------------------------
Kana Software, Inc.(1)                                                    12,480          242,861
--------------------------------------------------------------------------------------------------
MatrixOne, Inc.(1)                                                       133,900        1,739,361
--------------------------------------------------------------------------------------------------
McAfee.com Corp.(1)                                                       24,400          827,404
--------------------------------------------------------------------------------------------------
McDATACorp., Cl. B(1)                                                     57,800        1,451,358
--------------------------------------------------------------------------------------------------
MetaSolv, Inc.(1)                                                         61,000          479,423
--------------------------------------------------------------------------------------------------
Micromuse, Inc.(1)                                                        99,900        1,498,500
--------------------------------------------------------------------------------------------------
MICROS Systems, Inc.(1)                                                      200            5,020
--------------------------------------------------------------------------------------------------
MicroStrategy, Inc.(1)                                                   153,600          591,360
--------------------------------------------------------------------------------------------------
MSC.Software Corp.(1)                                                     82,900        1,293,240
--------------------------------------------------------------------------------------------------
Nuance Communications, Inc.(1)                                           156,300        1,422,330
--------------------------------------------------------------------------------------------------
Numerical Technologies, Inc.(1)                                           89,400        3,146,880
--------------------------------------------------------------------------------------------------
ONYX Software Corp.(1)                                                    50,300          196,170
--------------------------------------------------------------------------------------------------
Open Text Corp.(1)                                                        50,000        1,478,000
--------------------------------------------------------------------------------------------------
PEC Solutions, Inc.(1)                                                    29,300        1,101,973
--------------------------------------------------------------------------------------------------
Portal Software, Inc.(1)                                                  49,900          103,792
--------------------------------------------------------------------------------------------------
Pumatech, Inc.(1)                                                        120,500          310,890

                  32 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                     Market Value
                                                                          Shares       See Note 1
--------------------------------------------------------------------------------------------------
Computer Software Continued
Register.com, Inc.(1)                                                     60,500      $   695,750
--------------------------------------------------------------------------------------------------
Renaissance Learning, Inc.(1)                                             24,900          758,703
--------------------------------------------------------------------------------------------------
Retek, Inc.(1)                                                            25,600          764,672
--------------------------------------------------------------------------------------------------
Roxio, Inc.(1)                                                           105,200        1,741,060
--------------------------------------------------------------------------------------------------
RSA Security, Inc.(1)                                                     44,600          778,716
--------------------------------------------------------------------------------------------------
Saba Software, Inc.(1)                                                    12,100           63,162
--------------------------------------------------------------------------------------------------
Schawk, Inc.                                                                 500            5,500
--------------------------------------------------------------------------------------------------
SeeBeyond Technology Corp.(1)                                             14,800          143,560
--------------------------------------------------------------------------------------------------
Selectica, Inc.(1)                                                        68,800          416,240
--------------------------------------------------------------------------------------------------
SERENA Software, Inc.(1)                                                  51,200        1,113,088
--------------------------------------------------------------------------------------------------
SilverStream Software, Inc.(1)                                            46,300          315,303
--------------------------------------------------------------------------------------------------
SPSS, Inc.(1)                                                              8,000          142,000
--------------------------------------------------------------------------------------------------
StorageNetworks, Inc.(1)                                                 250,100        1,545,618
--------------------------------------------------------------------------------------------------
Support.com, Inc.(1)                                                      74,400          466,488
--------------------------------------------------------------------------------------------------
Sybase, Inc.(1)                                                          100,100        1,577,576
--------------------------------------------------------------------------------------------------
Syntel, Inc.(1)                                                           27,000          349,110
--------------------------------------------------------------------------------------------------
Tumbleweed Communications Corp.(1)                                        44,700          265,518
--------------------------------------------------------------------------------------------------
Ulticom, Inc.(1)                                                          73,300          737,398
--------------------------------------------------------------------------------------------------
VA Software Corp.(1)                                                      45,600          111,720
--------------------------------------------------------------------------------------------------
Vastera, Inc.(1)                                                           4,500           74,745
--------------------------------------------------------------------------------------------------
Verity, Inc.(1)                                                           65,500        1,326,375
--------------------------------------------------------------------------------------------------
Visual Networks, Inc.(1)                                                 144,500          667,590
--------------------------------------------------------------------------------------------------
Witness Systems, Inc.(1)                                                   1,400           18,648
                                                                                      ------------
                                                                                       51,608,092

--------------------------------------------------------------------------------------------------
Communications Equipment--2.9%
Acterna Corp.(1)                                                         135,400          534,830
--------------------------------------------------------------------------------------------------
Allen Telecom, Inc.(1)                                                    22,200          188,700
--------------------------------------------------------------------------------------------------
Aspect Communications Corp.(1)                                            17,100           66,348
--------------------------------------------------------------------------------------------------
Audiovox Corp., Cl. A(1)                                                  31,400          234,244
--------------------------------------------------------------------------------------------------
Avanex Corp.(1)                                                          290,100        1,711,590
--------------------------------------------------------------------------------------------------
Avici Systems, Inc.(1)                                                   359,600        1,046,436
--------------------------------------------------------------------------------------------------
Cable Design Technologies Corp.(1)                                         7,000           95,760
--------------------------------------------------------------------------------------------------
Concurrent Computer Corp.(1)                                              24,400          362,340
--------------------------------------------------------------------------------------------------
Cosine Communications, Inc.(1)                                           120,500          186,775
--------------------------------------------------------------------------------------------------
Ditech Communications Corp.(1)                                             5,500           33,110
--------------------------------------------------------------------------------------------------
ESCO Technologies, Inc.(1)                                                30,800        1,062,292
--------------------------------------------------------------------------------------------------
Gentner Communications Corp.(1)                                           70,000        1,167,600
--------------------------------------------------------------------------------------------------
Genuity, Inc.(1)                                                         246,900          390,102

                  33 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                     Market Value
                                                                          Shares       See Note 1
--------------------------------------------------------------------------------------------------
Communications Equipment Continued
Harmonic, Inc.(1)                                                        126,700      $ 1,522,934
--------------------------------------------------------------------------------------------------
Inrange Technologies Corp., Cl. B(1)                                      39,500          487,825
--------------------------------------------------------------------------------------------------
InteliData Technologies Corp.(1)                                          59,100          167,253
--------------------------------------------------------------------------------------------------
Inter-Tel, Inc.                                                           44,900          862,978
--------------------------------------------------------------------------------------------------
LeCroy Corp.(1)                                                           72,300        1,315,860
--------------------------------------------------------------------------------------------------
Netopia, Inc.(1)                                                          48,300          268,065
--------------------------------------------------------------------------------------------------
Netro Corp.(1)                                                            54,300          199,281
--------------------------------------------------------------------------------------------------
NewFocus, Inc.(1)                                                        263,600        1,004,316
--------------------------------------------------------------------------------------------------
NICE Systems Ltd., Sponsored ADR(1)                                       29,000          473,309
--------------------------------------------------------------------------------------------------
NMS Communications Corp.(1)                                              125,800          606,356
--------------------------------------------------------------------------------------------------
NYFIX, Inc.(1)                                                            10,200          204,204
--------------------------------------------------------------------------------------------------
Oplink Communications, Inc.(1)                                           212,600          400,751
--------------------------------------------------------------------------------------------------
Opticnet, Inc.(1),(2)                                                     13,300                -
--------------------------------------------------------------------------------------------------
Performance Technologies, Inc.(1)                                         14,700          195,804
--------------------------------------------------------------------------------------------------
Plantronics, Inc.(1)                                                      22,800          584,592
--------------------------------------------------------------------------------------------------
Sirenza Microdevices, Inc.(1)                                              4,500           27,405
--------------------------------------------------------------------------------------------------
SpectraLink Corp.(1)                                                      39,000          668,070
--------------------------------------------------------------------------------------------------
SpeechWorks International, Inc.(1)                                       138,300        1,555,875
--------------------------------------------------------------------------------------------------
Tellium, Inc.(1)                                                         241,800        1,506,414
--------------------------------------------------------------------------------------------------
Universal Access Global Holdings, Inc.(1)                                149,400          700,686
--------------------------------------------------------------------------------------------------
UTStarcom, Inc.(1)                                                        45,900        1,308,150
                                                                                      ------------
                                                                                       21,140,255

--------------------------------------------------------------------------------------------------
Electronics--4.6%
ANADIGICS, Inc.(1)                                                        28,900          440,725
--------------------------------------------------------------------------------------------------
Anaren Microwave, Inc.(1)                                                  5,500           95,260
--------------------------------------------------------------------------------------------------
Bio-Rad Laboratories, Inc., Cl. A(1)                                      23,000        1,455,900
--------------------------------------------------------------------------------------------------
Caliper Technologies Corp.(1)                                             57,900          903,819
--------------------------------------------------------------------------------------------------
Checkpoint Systems, Inc.(1)                                              100,400        1,345,360
--------------------------------------------------------------------------------------------------
Cholestech Corp.(1)                                                       10,300          204,043
--------------------------------------------------------------------------------------------------
Cognex Corp.(1)                                                           30,300          775,983
--------------------------------------------------------------------------------------------------
Cymer, Inc.(1)                                                            35,700          954,261
--------------------------------------------------------------------------------------------------
DDi Corp.(1)                                                               8,500           83,640
--------------------------------------------------------------------------------------------------
EDO Corp.                                                                 19,900          526,355
--------------------------------------------------------------------------------------------------
Electro Scientific Industries, Inc.(1)                                    13,900          417,139
--------------------------------------------------------------------------------------------------
Engineered Support Systems, Inc.                                          25,700          879,197
--------------------------------------------------------------------------------------------------
FEI Co.(1)                                                                61,900        1,950,469
--------------------------------------------------------------------------------------------------
FLIR Systems, Inc.(1)                                                     37,300        1,414,416
--------------------------------------------------------------------------------------------------
hi/fn, Inc.(1)                                                            36,900          533,943
--------------------------------------------------------------------------------------------------
Identix, Inc.(1)                                                          58,300          850,597

                  34 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                     Market Value
                                                                          Shares       See Note 1
--------------------------------------------------------------------------------------------------
Electronics Continued
Integrated Circuit Systems, Inc.(1)                                       58,700      $ 1,326,033
--------------------------------------------------------------------------------------------------
Integrated Silicon Solution, Inc.(1)                                      69,400          849,456
--------------------------------------------------------------------------------------------------
InterTAN, Inc.(1)                                                         38,800          487,328
--------------------------------------------------------------------------------------------------
Intuitive Surgical, Inc.(1)                                               19,400          194,582
--------------------------------------------------------------------------------------------------
Itron, Inc.(1)                                                            35,800        1,084,740
--------------------------------------------------------------------------------------------------
Keithley Instruments, Inc.                                                57,600          973,440
--------------------------------------------------------------------------------------------------
Mattson Technology, Inc.(1)                                                1,600           14,096
--------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc.(1)                                        41,100          145,905
--------------------------------------------------------------------------------------------------
Merix Corp.(1)                                                            57,300          988,425
--------------------------------------------------------------------------------------------------
Micro General Corp.                                                       47,100          645,741
--------------------------------------------------------------------------------------------------
MIPS Technologies, Inc.,Cl. A(1)                                         105,600          912,384
--------------------------------------------------------------------------------------------------
Monolithic System Technology, Inc.(1)                                     86,100        1,773,660
--------------------------------------------------------------------------------------------------
Nanometrics, Inc.(1)                                                      11,700          226,980
--------------------------------------------------------------------------------------------------
PDF Solutions, Inc.(1)                                                    27,300          573,300
--------------------------------------------------------------------------------------------------
Pericom Semiconductor Corp.(1)                                            36,200          524,900
--------------------------------------------------------------------------------------------------
Pioneer-Standard Electronics, Inc.                                         3,600           45,720
--------------------------------------------------------------------------------------------------
PLX Technology, Inc.(1)                                                      400            5,044
--------------------------------------------------------------------------------------------------
Possis Medical, Inc.(1)                                                   59,500        1,036,490
--------------------------------------------------------------------------------------------------
Proxim, Inc.(1)                                                           20,500          203,360
--------------------------------------------------------------------------------------------------
Rambus, Inc.(1)                                                          186,600        1,490,934
--------------------------------------------------------------------------------------------------
Sage, Inc.(1)                                                             75,100        2,783,957
--------------------------------------------------------------------------------------------------
SBS Technologies, Inc.(1)                                                 17,500          254,975
--------------------------------------------------------------------------------------------------
Semitool, Inc.(1)                                                          4,200           48,216
--------------------------------------------------------------------------------------------------
Silicon Image, Inc.(1)                                                    18,000           67,680
--------------------------------------------------------------------------------------------------
TALX Corp.                                                                 4,500          112,410
--------------------------------------------------------------------------------------------------
Transmeta Corp.(1)                                                       130,300          298,387
--------------------------------------------------------------------------------------------------
TranSwitch Corp.(1)                                                       58,500          263,250
--------------------------------------------------------------------------------------------------
TriQuint Semiconductor, Inc.(1)                                          133,900        1,641,614
--------------------------------------------------------------------------------------------------
TTM Technologies, Inc.(1)                                                 24,800          250,976
--------------------------------------------------------------------------------------------------
Ultratech Stepper, Inc.(1)                                                75,600        1,248,912
--------------------------------------------------------------------------------------------------
Vasomedical, Inc.(1)                                                       9,400           34,780
--------------------------------------------------------------------------------------------------
White Electronic Designs Corp.(1)                                         15,100           92,865
                                                                                      ------------
                                                                                       33,431,647

--------------------------------------------------------------------------------------------------
Photography--0.2%
Concord Camera Corp.(1)                                                      300            2,376
--------------------------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                              109,100        1,275,379
                                                                                      ------------
                                                                                        1,277,755

                  35 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                     Market Value
                                                                          Shares       See Note 1
--------------------------------------------------------------------------------------------------
Transportation--2.0%
--------------------------------------------------------------------------------------------------
Air Transportation-0.5%
AirTran Holdings, Inc.(1)                                                120,600       $  795,960
--------------------------------------------------------------------------------------------------
America West Holdings Corp., Cl. B(1)                                    248,600          870,100
--------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B(1)                                      27,000          707,670
--------------------------------------------------------------------------------------------------
Mesa Air Group, Inc.(1)                                                   13,200           99,264
--------------------------------------------------------------------------------------------------
Offshore Logistics, Inc.(1)                                               11,900          211,344
--------------------------------------------------------------------------------------------------
US Airways Group, Inc.(1)                                                199,900        1,267,366
                                                                                       -----------
                                                                                        3,951,704

--------------------------------------------------------------------------------------------------
Railroads & Truckers--0.8%
Genesee & Wyoming, Inc., Cl. A(1)                                         55,850        1,823,503
--------------------------------------------------------------------------------------------------
Heartland Express, Inc.(1)                                                32,300          896,971
--------------------------------------------------------------------------------------------------
Landstar System, Inc.(1)                                                   9,700          703,347
--------------------------------------------------------------------------------------------------
Navistar International Corp.                                              21,500          849,250
--------------------------------------------------------------------------------------------------
Quixote Corp.                                                              1,800           34,200
--------------------------------------------------------------------------------------------------
RailAmerica, Inc.(1)                                                      69,700        1,007,862
--------------------------------------------------------------------------------------------------
Werner Enterprises, Inc.                                                  20,700          503,010
                                                                                       -----------
                                                                                        5,818,143

--------------------------------------------------------------------------------------------------
Shipping--0.7%
Alexander & Baldwin, Inc.                                                  2,700           72,090
--------------------------------------------------------------------------------------------------
Kirby Corp.(1)                                                            48,800        1,344,440
--------------------------------------------------------------------------------------------------
Nordic American Tanker Shipping Ltd.                                       5,400           74,790
--------------------------------------------------------------------------------------------------
OMI Corp.(1)                                                             301,200        1,198,776
--------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                                          59,600        1,341,000
--------------------------------------------------------------------------------------------------
Stelmar Shipping Ltd.(1)                                                  88,000        1,430,000
                                                                                       -----------
                                                                                        5,461,096

--------------------------------------------------------------------------------------------------
Utilities--1.5%
Electric Utilities--1.0%
--------------------------------------------------------------------------------------------------
AGLResources, Inc.                                                         2,300           52,946
--------------------------------------------------------------------------------------------------
Avista Corp.                                                              81,900        1,085,994
--------------------------------------------------------------------------------------------------
Black Hills Corp.                                                         44,900        1,519,416
--------------------------------------------------------------------------------------------------
Covanta Energy Corp.(1)                                                   97,300          439,796
--------------------------------------------------------------------------------------------------
DQE, Inc.                                                                 14,200          268,806
--------------------------------------------------------------------------------------------------
El Paso Electric Co.(1)                                                   33,500          485,750
--------------------------------------------------------------------------------------------------
Montana Power Co.(1)                                                     187,300        1,076,975
--------------------------------------------------------------------------------------------------
New Jersey Resources Corp.                                                 8,600          402,480
--------------------------------------------------------------------------------------------------
PNM Resources, Inc.                                                       15,300          427,635
--------------------------------------------------------------------------------------------------
South Jersey Industries, Inc.                                              9,000          293,400
--------------------------------------------------------------------------------------------------
UniSource Energy Corp.                                                    88,700        1,613,453
                                                                                       -----------
                                                                                        7,666,651

                  36 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                     Market Value
                                                                          Shares       See Note 1
--------------------------------------------------------------------------------------------------
Gas Utilities--0.5%
Cascade Natural Gas Corp.                                                 13,100     $    288,855
--------------------------------------------------------------------------------------------------
Southwestern Energy Co.(1)                                                31,000          322,400
--------------------------------------------------------------------------------------------------
UGI Corp.                                                                 21,000          634,200
--------------------------------------------------------------------------------------------------
Western Gas Resources, Inc.                                               70,900        2,291,488
                                                                                     -------------
                                                                                        3,536,943
                                                                                     -------------
Total Common Stocks (Cost $646,544,984)                                               720,188,084

==================================================================================================
Preferred Stocks--0.0%
Astronics Corp., Cl. B (Cost $105,873)                                     7,900           87,690

                                                                       Principal
                                                                          Amount
==================================================================================================
Repurchase Agreements--4.2%
Repurchase agreement with Banc One Capital Markets, Inc., 1.45%, dated 12/31/01, to be repurchased at $30,729,475 on 1/2/02,
collateralized by U.S. Treasury Nts.,4.75%-7.875%,2/28/02-11/15/08,
with a value of $14,904,734 and U.S. Treasury Bonds,7.25%-11.125%,
8/15/03-5/15/16, with a value of $16,473,074 (Cost $30,727,000)      $30,727,000       30,727,000
--------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $677,377,857)                            102.7%     751,002,774
--------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                       (2.7)     (19,758,595)
                                                                     -----------------------------
Net Assets                                                                 100.0%    $731,244,179
                                                                     =============================

Footnote to Statement of Investments

1. Non-income-producing security.
2. Identifies issues considered to be illiquid or restricted-See Note 6 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.

                  37 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

December 31, 2001
==================================================================================================
Assets

Investments, at value (cost $677,377,857)--see accompanying statement               $751,002,774
--------------------------------------------------------------------------------------------------
Cash                                                                                     441,497
--------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                       7,401,082
Shares of beneficial interest sold                                                     5,731,101
Interest and dividends                                                                   239,143
Other                                                                                      4,811
                                                                                    --------------
Total assets                                                                         764,820,408

==================================================================================================
Liabilities

Unrealized depreciation on foreign currency contracts                                     10,536
--------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                 31,769,816
Shares of beneficial interest redeemed                                                 1,203,589
Distribution and service plan fees                                                       393,814
Shareholder reports                                                                      125,519
Transfer and shareholder servicing agent fees                                             12,303
Trustees'compensation                                                                        561
Other                                                                                     60,091
                                                                                    --------------
Total liabilities                                                                     33,576,229

==================================================================================================
Net Assets                                                                          $731,244,179
                                                                                    ==============

==================================================================================================
Composition of Net Assets

Paid-in capital                                                                     $645,132,385
--------------------------------------------------------------------------------------------------
Accumulated net investment income (loss)                                              (2,864,732)
--------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                         15,355,730
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and translation of
assets and liabilities denominated in foreign currencies                              73,620,796
                                                                                    --------------
Net Assets                                                                          $731,244,179
                                                                                    ==============

                  38 | OPPENHEIMER MAIN STREET SMALL CAP FUND

==================================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$383,147,560 and 25,404,896 shares of beneficial interest outstanding)                     $15.08
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                $16.00
--------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $220,039,636
and 14,859,853 shares of beneficial interest outstanding)                                  $14.81
--------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $123,304,202
and 8,324,880 shares of beneficial interest outstanding)                                   $14.81
--------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $4,078,723
and 271,174 shares of beneficial interest outstanding)                                     $15.04
--------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $674,058 and 44,331 shares of beneficial interest outstanding)               $15.21

See accompanying Notes to Financial Statements.

                  39 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF OPERATIONS  Unaudited

For the Six Months Ended December 31, 2001
==================================================================================================
Investment Income

Dividends (net of foreign withholding taxes of $6,196)                               $ 2,029,178
--------------------------------------------------------------------------------------------------
Interest                                                                                 360,306
                                                                                     -------------
Total income                                                                           2,389,484

==================================================================================================
Expenses

Management fees                                                                        2,163,158
--------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                  406,877
Class B                                                                                  928,671
Class C                                                                                  489,705
Class N                                                                                    5,800
--------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                  442,361
Class B                                                                                  260,423
Class C                                                                                  137,598
Class N                                                                                    3,276
Class Y                                                                                      313
--------------------------------------------------------------------------------------------------
Shareholder reports                                                                      206,900
--------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                               10,298
--------------------------------------------------------------------------------------------------
Trustees'compensation                                                                      4,927
--------------------------------------------------------------------------------------------------
Other                                                                                     73,928
                                                                                     -------------
Total expenses                                                                         5,134,235
Less reduction to custodian expenses                                                      (9,109)
                                                                                     -------------
Net expenses                                                                           5,125,126

==================================================================================================
Net Investment Loss                                                                   (2,735,642)

==================================================================================================
Realized and Unrealized Gain (Loss)

Net realized gain (loss) on:
Investments                                                                           20,920,019
Foreign currency transactions                                                           (264,920)
                                                                                     -------------
Net realized gain (loss)                                                              20,655,099

--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                           (8,075,892)
Translation of assets and liabilities denominated in foreign currencies                 (577,960)

Net change                                                                            (8,653,852)
                                                                                     -------------
Net realized and unrealized gain (loss)                                               12,001,247

==================================================================================================
Net Increase in Net Assets Resulting from Operations                                 $ 9,265,605
                                                                                     =============

See accompanying Notes to Financial Statements.

                    40 | OPPENHEIMER MAIN STREETSMALLCAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       Six Months               Year
                                                                            Ended              Ended
                                                                 December 31,2001           June 30,
                                                                      (Unaudited)               2001
======================================================================================================
Operations

Net investment income (loss)                                          $ (2,735,642)     $ (3,806,723)
------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                20,655,099        16,845,270
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                    (8,653,852)       25,617,376
                                                                      --------------------------------
Net increase (decrease) in net assets resulting from operations          9,265,605        38,655,923

======================================================================================================
Dividends and/or Distributions to Shareholders

Distributions from net realized gain:
Class A                                                                   (173,751)      (11,296,401)
Class B                                                                    (99,849)       (6,848,507)
Class C                                                                    (55,664)       (3,179,103)
Class N                                                                         (2)                -
Class Y                                                                       (266)              (79)

======================================================================================================
Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                 83,496,268       143,557,768
Class B                                                                 40,467,314        73,742,602
Class C                                                                 31,783,453        43,053,395
Class N                                                                  2,853,080           905,674
Class Y                                                                    638,218                 -

======================================================================================================
Net Assets
Total increase                                                         168,174,406       278,591,272
------------------------------------------------------------------------------------------------------
Beginning of period                                                    563,069,773       284,478,501
                                                                      --------------------------------
End of period [including accumulated net investment income (loss)
of $(2,864,732) and $(129,090), respectively]                         $731,244,179      $563,069,773
                                                                      ================================


See accompanying Notes to Financial Statements.

                  41 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS

                                                                Six Months                     Year
                                                                     Ended                    Ended
                                                          December 31,2001                 June 30,
Class A                                                        (Unaudited)        2001      2000(1)
======================================================================================================
Per Share Operating Data

Net asset value, beginning of period                                $15.02      $14.77       $10.00
------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                   (.04)       (.08)        (.06)
Net realized and unrealized gain (loss)                                .11        1.12         4.85
                                                                   -----------------------------------
Total income (loss) from investment operations                         .07        1.04         4.79
------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                  (.01)       (.79)        (.02)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $15.08      $15.02       $14.77
                                                                    ==================================

======================================================================================================
Total Return, at Net Asset Value(2)                                   0.45%       7.66%       47.98%

======================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                          $383,148    $294,780     $141,721
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                 $313,167    $205,916     $ 75,295
------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                                  (0.56)%     (0.60)%      (0.82)%
Expenses                                                              1.36%       1.28%        1.50%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 72%        181%         108%

1. For the period from August 2, 1999 (inception of offering) to June 30, 2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                  42 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                        Six Months                         Year
                                                             Ended                        Ended
                                                  December 31,2001                      June 30,
Class B                                                (Unaudited)           2001        2000(1)
=================================================================================================
Per Share Operating Data

Net asset value, beginning of period                        $14.80         $14.68        $10.00
-------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                           (.07)          (.14)         (.11)
Net realized and unrealized gain (loss)                        .09           1.05          4.81
                                                            -------------------------------------
Total income (loss) from investment operations                 .02            .91          4.70
-------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                          (.01)          (.79)         (.02)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                              $14.81         $14.80        $14.68
                                                            =====================================

=================================================================================================
Total Return, at Net Asset Value(2)                           0.12%          6.79%        47.08%

=================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                  $220,040       $177,479       $99,060
-------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $184,456       $128,350       $51,951
-------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                          (1.30)%        (1.36)%       (1.53)%
Expenses                                                      2.10%          2.05%         2.21%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         72%           181%          108%

1. For the period from August 2, 1999 (inception of offering) to June 30, 2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                 43  |  OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued


                                                        Six Months                        Year
                                                             Ended                       Ended
                                                  December 31,2001                     June 30,
Class C                                                (Unaudited)          2001        2000(1)
================================================================================================
Per Share Operating Data

Net asset value, beginning of period                        $14.81        $14.68        $10.00
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                           (.06)         (.13)         (.10)
Net realized and unrealized gain (loss)                        .07          1.05          4.80
                                                            ------------------------------------
Total income (loss) from investment operations                 .01           .92          4.70
------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                          (.01)         (.79)         (.02)
------------------------------------------------------------------------------------------------
Net asset value, end of period                              $14.81        $14.81        $14.68
                                                            ====================================

================================================================================================
Total Return, at Net Asset Value(2)                           0.05%         6.86%        47.08%

================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                  $123,304       $89,814       $43,695
------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $ 97,325       $60,762       $21,984
------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                          (1.30)%       (1.36)%       (1.54)%
Expenses                                                      2.10%         2.05%         2.21%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         72%          181%          108%

1. For the period from August 2, 1999 (inception of offering) to June 30, 2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                 44  |  OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                        Six Months       Period
                                                             Ended        Ended
                                                  December 31,2001      June 30,
Class N                                                (Unaudited)       2001(1)
=================================================================================
Per Share Operating Data

Net asset value, beginning of period                        $15.00       $13.53
---------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                           (.09)        (.02)
Net realized and unrealized gain (loss)                        .14         1.49
                                                            ---------------------
Total income (loss) from investment operations                 .05         1.47
---------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                          (.01)           -
---------------------------------------------------------------------------------
Net asset value, end of period                              $15.04       $15.00
                                                            =====================

=================================================================================
Total Return, at Net Asset Value(2)                           0.32%       10.87%

=================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                    $4,079         $995
---------------------------------------------------------------------------------
Average net assets (in thousands)                           $2,267         $445
---------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                          (0.79)%      (0.76)%
Expenses                                                      1.61%        1.59%
---------------------------------------------------------------------------------
Portfolio turnover rate                                         72%         181%

1. For the period from March 1, 2001 (inception of offering) to June 30, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                 45  |  OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS Continued

                                                        Six Months                     Year
                                                             Ended                    Ended
                                                  December 31,2001                  June 30,
Class Y                                                (Unaudited)         2001      2000(1)
=============================================================================================
Per Share Operating Data

Net asset value, beginning of period                        $15.11       $14.82      $10.00
---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                           (.09)        (.05)       (.04)
Net realized and unrealized gain (loss)                        .20         1.13        4.88
                                                            ---------------------------------
Total income (loss) from investment operations                 .11         1.08        4.84
---------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                          (.01)        (.79)       (.02)
---------------------------------------------------------------------------------------------
Net asset value, end of period                              $15.21       $15.11      $14.82
                                                            =================================

=============================================================================================
Total Return, at Net Asset Value(2)                           0.71%        7.90%      48.48%

=============================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                      $674           $2          $1
---------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $352           $2          $1
---------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                          (0.18)%      (0.23)%     (0.37)%
Expenses                                                      1.00%        0.89%       1.18%
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                         72%         181%        108%

1. For the period from August 2, 1999 (inception of offering) to June 30, 2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                 46  |  OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

===============================================================================
1. Significant Accounting Policies

Oppenheimer Main Street Small Cap Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
-------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

                 47  |  OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

===============================================================================
1. Significant Accounting Policies Continued

Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
-------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements.
The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
-------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
-------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

                 48  |  OPPENHEIMER MAIN STREET SMALL CAP FUND

-------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
-------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
-------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Noncash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
-------------------------------------------------------------------------------
Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
-------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                 49  |  OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

===============================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                         Six Months Ended December 31, 2001   Year Ended June 30, 2001(1)
                                      Shares         Amount        Shares          Amount
------------------------------------------------------------------------------------------
Class A
Sold                              10,571,545   $148,992,824    13,028,868    $184,589,914
Dividends and/or
distributions reinvested              11,097        160,239       789,486      10,673,853
Redeemed                          (4,801,279)   (65,656,795)   (3,787,385)    (51,705,999)
                                  --------------------------------------------------------
Net increase (decrease)            5,781,363   $ 83,496,268    10,030,969    $143,557,768
                                  ========================================================

------------------------------------------------------------------------------------------
Class B
Sold                               4,535,385   $ 62,953,575     6,254,301    $ 87,722,672
Dividends and/or
distributions reinvested               6,483         91,964       464,503       6,215,061
Redeemed                          (1,670,579)   (22,578,225)   (1,478,445)    (20,195,131)
                                  --------------------------------------------------------
Net increase (decrease)            2,871,289   $ 40,467,314     5,240,359    $ 73,742,602
                                  ========================================================

------------------------------------------------------------------------------------------
Class C
Sold                               3,096,882   $ 42,962,920     3,546,090    $ 49,426,281
Dividends and/or
distributions reinvested               3,456         49,016       209,417       2,804,094
Redeemed                            (840,777)   (11,228,483)     (666,269)     (9,176,980)
                                  --------------------------------------------------------
Net increase (decrease)            2,259,561   $ 31,783,453     3,089,238    $ 43,053,395
                                  ========================================================

------------------------------------------------------------------------------------------
Class N
Sold                                 227,762   $  3,174,499        66,698    $    911,127
Dividends and/or
distributions reinvested                 124          1,786             -               -
Redeemed                             (23,034)      (323,205)         (376)         (5,453)
                                  --------------------------------------------------------
Net increase (decrease)              204,852   $  2,853,080        66,322    $    905,674
                                  ========================================================

------------------------------------------------------------------------------------------
Class Y
Sold                                  47,884   $    686,733             -    $          -
Dividends and/or
distributions reinvested                  18            264             -               -
Redeemed                              (3,671)       (48,779)            -               -
                                  --------------------------------------------------------
Net increase (decrease)               44,231   $    638,218             -    $          -
                                  ========================================================

1. For the year ended June 30, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to June 30, 2001, for Class N shares.

                 50  |  OPPENHEIMER MAIN STREET SMALL CAP FUND

===============================================================================
3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than shortterm obligations, for the six months ended December 31, 2001, were $598,262,471 and $422,731,751, respectively.
===============================================================================
4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the six months ended December 31, 2001, was an annualized rate of 0.72%.
-------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares, effective January 1, 2001, and for all other classes, 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.

                 51  |  OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

===============================================================================
4. Fees and Other Transactions with Affiliates Continued

Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                       Aggregate          Class A     Concessions     Concessions     Concessions     Concessions
                       Front-End        Front-End      on Class A      on Class B      on Class C      on Class N
                   Sales charges    Sales Charges          Shares          Shares          Shares          Shares
                      on Class A      Retained by     Advanced by     Advanced by     Advanced by     Advanced by
Six Months Ended          Shares      Distributor   Distributor(1)  Distributor(1)  Distributor(1)  Distributor(1)
--------------------------------------------------------------------------------------------------------------------
December 31, 2001       $939,847         $285,800         $70,846      $1,305,264        $267,252         $28,349

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                         Class A         Class B         Class C         Class N
                      Contingent      Contingent      Contingent      Contingent
                        Deferred        Deferred        Deferred        Deferred
                   Sales Charges   Sales Charges   Sales Charges   Sales Charges
                     Retained by     Retained by     Retained by     Retained by
Six Months Ended     Distributor     Distributor     Distributor     Distributor
---------------------------------------------------------------------------------
December 31, 2001         $5,301        $154,678          $7,448              $-

     The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
-------------------------------------------------------------------------------
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended December 31, 2001, payments under the Class A plan totaled $406,877, all of which were paid by the Distributor to recipients, and included $28,628 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

                 52  |  OPPENHEIMER MAIN STREET SMALL CAP FUND

-------------------------------------------------------------------------------
Class B, Class C and Class N Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
     The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended December 31, 2001, were as follows:

                                                                 Distributor's
                                                  Distributor's      Aggregate
                                                      Aggregate   Unreimbursed
                                                   Unreimbursed  Expenses as %
               Total Payments   Amount Retained        Expenses  of Net Assets
                   Under Plan    by Distributor      Under Plan       of Class
-------------------------------------------------------------------------------
Class B Plan         $928,671          $768,095      $4,477,476           2.03%
Class C Plan          489,705           212,765       1,214,023           0.98
Class N Plan            5,800             5,800          74,133           1.82

                 53  |  OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

===============================================================================
5. Foreign Currency Contracts

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of December 31, 2001, the Fund had outstanding foreign currency contracts as follows:

                               Expiration      Contract    Valuation as of     Unrealized
Contract Description                Dates  Amount (000s)   December31,2001   Depreciation
------------------------------------------------------------------------------------------
Contracts to Purchase
Canadian Dollar [CAD]              1/2/02        CAD835           $522,815        $10,525
                                                                             -------------
Contracts to Sell
Canadian Dollar [CAD]              1/2/02         CAD24             15,144             11
                                                                             -------------
Total Unrealized Depreciation                                                     $10,536
                                                                             =============

===============================================================================
6. Illiquid or Restricted Securities

As of December 31, 2001, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2001, was $457,188, which represents 0.06% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                                                      Unrealized
                        Acquisition              Valuation as of    Appreciation
Security                      Dates      Cost  December 31, 2001   (Depreciation)
---------------------------------------------------------------------------------
Stocks and/or Warrants
Integral Systems, Inc.      2/15/00  $775,000           $457,188       $(317,812)
Opticnet, Inc.             10/26/00         -                  -               -

                 54  |  OPPENHEIMER MAIN STREET SMALL CAP FUND

===============================================================================
7. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
     The Fund had no borrowings outstanding during the six months ended or at December 31, 2001.

                 55  |  OPPENHEIMER MAIN STREET SMALL CAP FUND

OPPENHEIMER MAIN STREET SMALL CAP FUND

===============================================================================

Officers and Trustees     James C. Swain, CEO and Chairman of the Board of Trustees
                          John V. Murphy, Trustee and President
                          William L. Armstrong, Trustee
                          Robert G. Avis, Trustee
                          George C. Bowen, Trustee
                          Edward L. Cameron, Trustee
                          Jon S. Fossel, Trustee
                          Sam Freedman, Trustee
                          C. Howard Kast, Trustee
                          Robert M. Kirchner, Trustee
                          F. William Marshall, Jr., Trustee
                          Charles Albers, Vice President
                          Mark Zavanelli, Vice President
                          Robert G. Zack, Vice President and Secretary
                          Brian W. Wixted, Treasurer
                          Robert J. Bishop, Assistant Treasurer
                          Scott T. Farrar, Assistant Treasurer
                          Katherine P. Feld, Assistant Secretary
                          Kathleen T. Ives, Assistant Secretary
                          Denis R. Molleur, Assistant Secretary

==========================================================================================================
Investment Advisor        OppenheimerFunds, Inc.

==========================================================================================================
Distributor               OppenheimerFunds Distributor, Inc.

==========================================================================================================
Transfer and Shareholder  OppenheimerFunds Services
Servicing Agent

==========================================================================================================
Custodian of              The Bank of New York
Portfolio Securities

==========================================================================================================
Independent Auditors      Deloitte & Touche LLP

==========================================================================================================
Legal Counsel             Mayer, Brown & Platt

                          The financial statements included herein have been taken from the records of the
                          Fund without examination of those records by the independent auditors.
                          Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.
                          498 Seventh Avenue, New York, NY 10018.

         (C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.

                 56  |  OPPENHEIMER MAIN STREET SMALL CAP FUND

INFORMATION AND SERVICES

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance.(1) So call us today, or visit our website--we're here to help.

---------------------------------------------------------------------------
Internet
24-hr access to account information and transactions(2)
www.oppenheimerfunds.com
---------------------------------------------------------------------------
General Information
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
1.800.525.7048
---------------------------------------------------------------------------
Telephone Transactions
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
1.800.852.8457
---------------------------------------------------------------------------
PhoneLink(2)
24-hr automated information and automated
transactions 1.800.CALL OPP (1.800.225.5677)
---------------------------------------------------------------------------
Telecommunications Device for the Deaf (TDD)
Mon-Fri 9am-6:30pm ET 1.800.843.4461
---------------------------------------------------------------------------
Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
---------------------------------------------------------------------------
eDocs Direct
Receive shareholder report and prospectus notifications for your funds via email. Sign up at www.oppenheimerfunds.com.
---------------------------------------------------------------------------
Ticker Symbols
Class A: OPMSX Class B: OPMBX Class C: OPMCX Class N: OPMNX Class Y: OPMYX
---------------------------------------------------------------------------

1. Automatic investment plans do not assure profit or protect against losses in declining markets.
2. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.

                                                      [logo]OppenheimerFunds(R)
                                                            Distributor, Inc.

RS0847.001.1201 March 1, 2002